Securities Act Registration No. __-_____
                                     Investment Company Act Reg. No. ___-____

                              UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington D.C. 20549

                               FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 		      		[X]
	Pre-Effective Amendment No. [ ]
	Post-Effective Amendment No. [ ]

 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 		[X]
	Amendment No.  [ ]

(Check appropriate box or boxes.)
 -----------------------------------

                         THE FORESTER FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                     612 Paddock Lane
                     Libertyville, Illinois 	      		 	60048
         (Address of Principal Executive Offices) 		(Zip Code)

                     (847) 573-8399
         (Registrant's Telephone Number, including Area Code)


Thomas H. Forester
Forester Capital Mangement, Ltd.
612 Paddock Lane
Libertyville, Illinois 60048
 ---------------------------------------- --------------------------
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (1)
[ ] on (date) pursuant to paragraph (a) (1)
[ ] 75 days after filing pursuant to paragraph (a) (2)
[ ] on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




THE FORESTER FUNDS, INC.

CROSS REFERENCE SHEET

(Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A.)

                                    						Caption or Subheading in
                                    						Prospectus or Statement of
Item No. on Form N-1A      				           Additional Information

PART A - INFORMATION REQUIRED IN PROSPECTUS

1. 	Cover Page 	                          Cover Page

2. 	Synopsis                             	Summary

3. 	Condensed Financial                  	Financial Highlights
   	Information

4. 	General Description of               	Objective and Investment Approach;
   	Registrant                           	Management of the Funds

5. 	Management of the Fund 	              Objective and Investment
                                        		Approach; Management of the
                                        		Funds; Distribution Plan

5A.	Management's Discussion of  	         Included in Annual Report
   	Fund Performance 	                    to Shareholders

6. 	Capital Stock and Other              	Dividends, Distributions and
   	Securities                           	Taxes;

7. 	Purchase of Securities Being         	Purchase of Shares;
   	Offered                              	Fund's Share Price;
                                        		Dividends, Distributions and Taxes

8. 	Redemption or Repurchase             	Redeeming Shares

9. 	Legal Proceedings                    	*



PART B - 	INFORMATION REQUIRED IN STATEMENT
		OF ADDITIONAL INFORMATION

10. 	Cover Page 	                         Cover Page

11. 	Table of Contents                   	Table of Contents

12. 	General Information and             	Fund History and Classification
    	History

13. 	Investment Objectives and           	Fund History and Classification;
     Policies                             Investment Restrictions and
                                          Considerations; Investment
                                        		Policies and Techniques

14. 	Management of the Fund 	             Directors and Officers of
                                       			the Company

15. 	Control Persons and 	                Directors and Officers of
    	Principal Holders of 	               the Company; Investment
    	Securities                          	Adviser and Administrator

16. 	Investment Advisory and 	            Investment Adviser and
    	Other Services                      	Administrator; Custodian;
                                       			Independent Accountants;
                                       			Distribution Plan

17. 	Brokerage Allocation                	Portfolio Transactions;
                                       			Allocation of Portfolio Brokerage

18. 	Capital Stock and Other 	            Capital Structure
    	Securities

19. 	Purchase, Redemption and 	           Included in Prospectus
    	Pricing of Securities Being 	        under "Fund's Share Price";
    	Offered 		                           "Purchase of Shares";
                                       			"Redeeming Shares";
                                       			"Dividends, Distributions and Taxes";
                                       			Included in SAI under	Redemptions

20. 	Tax Status 	                         Taxes

21. 	Underwriters 	                      	*

22. 	Calculations of Performance 	        Performance Information
    	Data

23. 	Financial Statements 	               Financial Statements
_______________________

* Answer negative or inapplicable







LONG TERM
INVESTING
IN VALUE







                  June 30, 1999
Prospectus
Mutual funds:
  are not FDIC-insured
  have no bank guarantees
  may lose value








 Forester Funds


 Forester Small Cap Value Fund
 Forester Value Fund




 The Securities and Exchange Commission does not make any judgments as to whether any mutual fund is a good investment.
 Nor does it judge the accuracy or completeness of any mutual fund prospectus. It is a federal offense to suggest otherwise.


PROSPECTUS	         			        JUNE 30, 1999
THE FORESTER FUNDS, INC.
612 Paddock Lane
Libertyville, Illinois 60048
1-847-573-8399


The Forester Funds, Inc. (the "Company") is an open-end management investment company, commonly known as a mutual fund. The Company presently consists of two investment portfolios designed to offer investors a choice of equity-oriented investment opportunities. Each investment portfolio is individually referred to as a "Fund" and collectively as the "Funds."

THE FORESTER SMALL CAP VALUE FUND seeks long-term growth of capital. The Forester Small Cap Value Fund is diversified and invests primarily in equity securities of undervalued small companies, many of which are similar in size to the stocks in the Russell 2000 Index. The fund's investment objective and policies may be changed without a vote of shareholders.

THE FORESTER VALUE FUND seeks long-term growth of capital, with current income as a secondary objective. The Forester Value Fund is diversified and invests primarily in equity securities of companies with market capitalizations of $1 billion or more. The fund's investment objective and policies may be changed without a vote of shareholders.

This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. This Prospectus does not set forth all of the information included in the Registration Statement and Exhibits thereto which the Funds have filed with the Securities and Exchange Commission.

A Statement of Additional Information, dated June 30, 1999, which is a part of such Registration Statement, is incorporated herein by reference. A copy of the Statement of Additional Information may be obtained, without charge, by writing to the address, or calling the telephone number, stated above. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Funds' Prospectus, Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER
THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE
STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30,
1999 AND, IF GIVEN OR MADE, SUCH INFORMATION OR
REPRESENTATIONS MAY NOT BE RELIED UPON AS HAVING
BEEN AUTHORIZED BY THE FORESTER FUNDS, INC. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL
SECURITIES IN ANY STATE OR JURISDICTION IN WHICH SUCH
OFFERING MAY NOT LAWFULLY BE MADE.

TABLE OF CONTENTS
Investment Approach . . . . . . . . . . . . . . . . . 	3
Fund Performance. . . . . . . . . . . . . . . . . . . 	3
Fund Expenses . . . . . . . . . . . . . . . . . . . . 	4
Objective and Investment Approach . . . . . . .	. . .  5
Management of the Funds . . . . . . . . . . . . . . .	 6
Funds' Share Price  . . . . . . . . . . . . . . . . . 	7
Purchase of Shares  . . . . . . . . . . . . . . . . . 	7
Distribution Plan . . . . . . . . . . . . . . . . . . 	8
Redeeming Shares  . . . . . . . . . . . . . . . . . . 	9
Dividends, Distributions and Taxes  . . . . . . . . . 	11
Financial Highlights  . . . . . . . . . . . . . . . . 	11


INVESTMENT APPROACH

Each of the funds presented in this prospectus uses a value approach to investing - that is, they look for common stocks that the investment manager believes are undervalued. The principal factor considered by a manager in identifying a value stock is its price to earnings (P/E) ratio. The objective of value investing is to reduce the risk of owning stocks by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, the investment manager considers, among other things, its cash position and current ratio of assets compared to current liabilities.

In selecting among stocks with low P/E ratios, the investment manager also considers factors such as the following about the issuer:

 	Financial strength
 	Book-to-market value
 	Price-to-cash flow ratio
 	Price-to-sales ratio
 	Earnings estimates for the next 12 months
 	Five-year return on equity
 	Size of institutional ownership


PRINCIPAL RISK FACTORS

Investors in the Funds may lose money. There are risks associated with investments in the types of securities in which the Funds invest. These risks include:

Market Risk: The prices of the securities in which the Funds invest may decline for a number of reasons. The price declines of common stocks,
in particular, may be steep, sudden and/or 	prolonged.

Smaller Capitalization Companies Risk: Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for our investment adviser to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

Value Investing Risk: From time to time "value" investing falls out of favor with investors. When it does, there is the risk that the market will not recognize a company's improving fundamentals as quickly as it normally would. During these periods, the Funds' relative performance may suffer.

Because of these risks the Funds are a suitable investment only for those investors who have long-term investment goals. Prospective investors who are uncomfortable with an investment that will increase and decrease in value should not invest in the Funds.



FUND PERFORMANCE

Both of the Funds are being offered to the public for the first time. As such, they have no past performance.


FEES AND EXPENSES

 The table below describes the fees and expenses that you may pay if you buy and hold shares of the Forester Funds.

SHAREHOLDER FEES (fees paid directly from your investment)

                                					 Forester Small Cap 		Forester Value
                            			       Value Fund			        Fund
Maximum Sales Charge (Load)
	Imposed on Purchases (as a
	percentage of offering price)....... No Sales Charge 	   	No Sales Charge
Maximum Deferred Sales Charge (Load). No Deferred Charge  	No Deferred Charge
 Maximum Sales Charge (Load)
	Imposed on Reinvested Dividends
	And Distributions................... No Sales Charge 	   	No Sales Charge
Redemption Fee....................... None (1)  		        	None (1)

(1) Our transfer agent charges a fee of $12.00 for each wire redemption.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees......................	1.00% 		            	1.00%
Distribution and/or Service
 (12b-1) Fees........................	0.25% 	 	           	0.25%
Other Expenses.......................	0.25%		             	0.25%
Total Annual Fund Operating Expenses.	1.50% 		            	1.50%
Total Annual Fund Operating Expenses
	AFTER Expense Reductions ...........	0.00%		             	0.00%

All expenses are estimated as The Forester Small Cap Value Fund and The Forester Value Fund did not commence operations until June 30, 1999.

The Total Fund Operating Expenses AFTER Expense Reductions shown in the table for the Small Cap Value Fund and the Value Fund give effect to Forester Capital Management's' voluntary undertaking to waive the entire management fee and to reimburse all other expenses. Without such waivers and reimbursement, the Management fee, 12b-1 fee and Other Expenses may have been 1.00%, .25% and .25%, respectively, for a total of 1.50%. Forester Capital Management expects to continue the waivers and reimbursement for the current fiscal year; however, it may reinstate all or a portion of such fees or discontinue reimbursement at any time.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Forester Funds with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                             					1 Year 	 3 Years   5 Years   10 Years

The Forester Small Cap Value Fund	 $153	    $474 	    N/A 	     N/A
The Forester Value Fund 			        $153	    $474 	    N/A 	     N/A


INVESTMENT OBJECTIVE AND STRATEGIES

Each of the Funds seeks long-term capital appreciation, and, to a lesser extent, current income. Each Fund may change its investment objective without obtaining shareholder approval. Please remember that an investment objective is not a guarantee. An investment in the Forester Funds might not appreciate and investors could lose money.

The Funds mainly invest in common stocks of United States companies, some, but not all of which, pay dividends. However, each may, in response to adverse market, economic, political or other conditions, take temporary defensive positions. This means a Fund will invest some or all of its assets in money market instruments (like U.S. Treasury Bills, commercial paper or repurchase agreements) or bonds. The Funds will not be able to achieve their investment objective of capital appreciation to the extent that they invest in money market instruments since these securities earn interest but do not appreciate in value. When a Fund is not taking a temporary defensive position, it still will hold some cash and money market instruments so that it can pay its expenses, satisfy redemption requests or take advantage of investment opportunities.

Each of the funds presented in this prospectus uses a value approach to investing - that is, they look for common stocks that the investment manager believes are undervalued. The principal factor considered by a manager in identifying a value stock is its price to earnings (P/E) ratio. The objective of value investing is to reduce the risk of owning stocks by investing in companies with sound finances whose current market prices are low in relation to earnings. In determining whether a company's finances are sound, the investment manager considers, among other things, its cash position and current ratio of assets compared to current liabilities.

In selecting among stocks with low P/E ratios, the investment manager also considers factors such as the following about the issuer:

 	Financial strength
 	Book-to-market value
 	Price-to-cash flow ratio
 	Price-to-sales ratio
 	Earnings estimates for the next 12 months
 	Five-year return on equity
 	Size of institutional ownership

THE FORESTER SMALL CAP VALUE FUND
This fund invests in common stocks of undervalued small companies, many of which are similar in size to the stocks in the Russell 2000 Index. In addition, the fund's investment focus on smaller companies involves greater risk than a fund that invests primarily in larger, more established companies.

The fund invests principally in a diversified portfolio of undervalued equity securities. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions, or actual or anticipated unfavorable developments affecting the company. Under normal market conditions, the fund invests at least 65% of its total assets in securities of companies that are similar in size to those comprising the Russell 2000 Index. Typically, most companies selected for inclusion in the fund have market capitalizations ranging from approximately $100 million to $1.5 billion.
The fund sells securities of companies that have grown in market capitalization above the maximum of the Russell 2000 Index, as necessary to keep focused on smaller companies.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the share value of the fund may be more volatile than the shares of a fund that invests in larger capitalization stocks.

THE FORESTER VALUE FUND
This fund invests in common stocks of larger publicly traded companies (generally $1 billion or more).
The fund invests principally in a diversified portfolio of undervalued equity securities. Securities may be undervalued as a result of overreaction by investors to unfavorable news about a company, industry or the stock markets in general or as a result of a market decline, poor economic conditions or actual or anticipated unfavorable developments affecting the company.

We follow many more companies than we actually buy. Since our investment adviser is a disciplined investor, we will increase our cash position if we cannot find companies that meet our investment requirements.

Our investment adviser is a patient investor. We do not attempt to achieve our investment objectives by active and frequent trading of common stocks.


MANAGEMENT OF THE FUNDS

Forester Capital Management, Ltd. manages the Funds' investments.

Forester Capital Management, Ltd. (the "Adviser") is the investment adviser to each of the Forester Funds. The Adviser's address is:

612 Paddock Lane
Libertyville, Illinois 60048

As the investment adviser to the Funds, the Adviser manages the investment portfolio of each Fund. It makes the decisions as to which securities to buy and which securities to sell. Each Fund pays the Adviser an annual investment advisory fee equal to the following percentages of average net assets:

		The Forester Small Cap Value Fund 		1.00%
		The Value Fund 				                	1.00%

Thomas H. Forester is primarily responsible for the day-to-day management of the portfolios of the Funds and has been so since their inception. He is the portfolio manager. Mr. Forester has been President of the Adviser since its organization in 1999. He was an officer and portfolio manager from May 1997 through January, 1999 with Dreman
Value Advisors, Inc. and its successor firm, Scudder Kemper
Investments Inc., and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc.; and an officer and portfolio manager from 1992 to 1995 with an unaffiliated asset management firm.

Since March 1998 through the Fund's registration, Mr. Forester has been the portfolio manager of the Forester Small Cap Value Fund as a private investment company, and throughout that period had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Forester Small Cap Value Fund for the following periods were:

		5/1/98 - 4/30/99 (1 YEAR) 	          		4.00%
		4/1/98 - 4/30/99 (1 YEARS, 1 MONTH) 		 4.35%

Past performance is not a guarantee of future results, and the information shown reflects the performance of the Fund prior to registration, not the performance of the Fund as a public fund. The returns achieved by Mr. Forester as portfolio manager of the Fund reflect its expenses and the value of its assets as a private fund; the expenses of the Fund as a public fund are estimated to be higher and the effect of those expenses may result in less favorable performance. However, actual expenses may be higher or lower than those estimated.


Year 2000

The Funds are addressing the "Year 2000" issue. The "Year 2000" issue stems from the use of a two-digit format to define the year in certain date-sensitive computer application systems rather than the use of a four digit format. As a result, date-sensitive software programs could recognize a date using "00" as the year 1900 rather than the year 2000. This could result in major systems or process failures or the generation of erroneous data, which would lead to disruptions in the Funds' business operations.

The Funds have no application systems of their own and are entirely dependent on their service providers' systems and software. The Funds are working with their service providers (including the Adviser and their custodian) to identify and remedy any Year 2000 issues. However, the Funds cannot guarantee that all Year 2000 issues will be identified and remedied, and the failure to successfully identify and remedy all Year 2000 issues could result in an adverse impact on the Funds.

THE FUNDS' SHARE PRICE

The price at which investors purchase shares of each Fund and at which shareholders redeem shares of each Fund is called its net asset value.
Each Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The New
York Stock Exchange is closed on holidays and weekends. Each Fund calculates its net asset value based on the market prices of the securities (other than money market instruments) it holds. Each Fund values most money market instruments it holds at their amortized cost. Each Fund will process purchase orders that it receives and accepts and redemption orders that it receives prior to the close of regular trading on a day that the New York Stock Exchange is open at the net asset value determined later that day. It will process purchase orders that it receives and accepts and redemption orders that it receives after the close of regular trading at the net asset value determined at the close of regular trading on the next day the New York Stock Exchange is open.


PURCHASE OF SHARES

How to Purchase Shares from the Funds

	1. Read this Prospectus carefully

	2. Determine how much you want to invest keeping in mind the following minimums:

		o New accounts 	                			$2500

		o Dividend reinvestment         			No Minimum

		o Additions to existing accounts 		$ 100

	3. Complete the Share Purchase Application accompanying this Prospectus, carefully following the instructions. For additional investments, complete the reorder form attached to your Fund's confirmation statements (The Fund has additional Purchase Applications and reorder forms if you need them.) If you have any questions, please call 1-847-573-8399.

	4. Make your check payable to "The Forester Funds, Inc." All checks must be drawn on U.S. banks. The Funds will not accept cash or third party checks. A $25 fee against a shareholder's account for any payment check returned for insufficient funds. The shareholder will also be responsible for any losses suffered by a Fund as a result.

	5. Send the application and check to:

   	BY FIRST CLASS MAIL, OVERNIGHT DELIVERY
    SERVICE OR REGISTERED MAIL

   	The Forester Funds, Inc.
   	612 Paddock Lane
   	Libertyville, Illinois 60048

Purchasing Shares from Broker-dealers, Financial Institutions and Others

Some broker-dealers may sell shares of the Forester Funds. These broker-dealers may charge investors a fee either at the time of purchase or redemption. The fee, if charged, is retained by the broker-dealer and not remitted to the Funds or the Adviser.

The Funds may enter into agreements with broker-dealers, financial institutions or other service providers ("Servicing Agents") that may include the Funds as investment alternatives in the programs they offer or administer. Servicing agents may:

		1. Become shareholders of record of the Funds. This means all requests to purchase additional shares and all redemption requests must be sent through the Servicing Agent.
This also means that purchases made through Servicing Agents are not subject to the Funds' minimum purchase requirements.

		2. Use procedures and impose restrictions that may be in addition to, or different from, those applicable to investors purchasing shares directly from the Funds.

		3. Charge fees to their customers for the services they provide them. Also, the Funds and/or the Adviser may pay fees to Servicing Agents to compensate them for the services they provide their customers.

		4. Be allowed to purchase shares by telephone with payment to follow the next day. If the telephone purchase is made prior to the close of regular trading on the New York
Stock Exchange, it will receive same day pricing.

		5. Be authorized to accept purchase orders on behalf of the Funds. This means that a Fund will process the purchase order at the net asset value which is determined following the Servicing Agent's acceptance of the customer's order.

If you decide to purchase shares through Servicing Agents, please carefully review the program materials provided to you by the Servicing Agent. When you purchase shares of the Funds through a Servicing
Agent, it is the responsibility of the Servicing Agent to place your order with the Fund on a timely basis. If the Servicing Agent does not, or if it does not pay the purchase price to the Funds within the period specified in its agreement with the Funds, it may be held liable for any resulting fees or losses.
Other Information about Purchasing Shares of the Funds

The Funds may reject any share purchase applications for any reason. The Funds will not accept initial purchase orders made by telephone unless they are from a Servicing Agent which has an agreement with the Fund.

The Funds will issue certificates evidencing shares purchased only upon request. The Funds will send investors a written confirmation for all purchases of shares.

THE DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan which, among other things, requires it to pay Forester Capital Management, Ltd., as distributor, a quarterly distribution fee of up to 0.25 of 1% of its average daily net assets computed on an annual basis. Under each Plan, the Fund is obligated to pay distribution fees only to the extent of expenses actually incurred by Forester Capital Management, Ltd., as distributor, for the current year, and thus there will be no carry-over expenses from previous years. These expenses may include expenses incurred for media advertising, the printing and mailing of prospectuses to persons other than shareholders, the printing and mailing of sales literature, answering routine questions relating to a Fund, and payments to selling representatives, authorized securities dealers, financial institutions, or other service providers for providing services in assisting investors with their investments and/or for providing administrative, accounting and other services with respect to a Fund's shareholders. No fee paid by a Fund under the Plan may be used to reimburse Forester Capital
Management, Ltd. for expenses incurred in connection with another
Fund. Each Distribution Plan will continue in effect, if not sooner terminated in accordance with its terms, for successive one-year periods, provided that each such continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons, of Forester Capital Management, Ltd. For further information regarding the Distribution Plan, see the Statement of Additional Information.


REDEEMING SHARES

How to Redeem (Sell) Shares by Mail

	1. Prepare a letter of instruction containing:

		o the name of the Fund(s)

		o account number(s)

		o the amount of money or number of shares being redeemed

		o the name(s) on the account

		o daytime phone number

		o additional information that the Funds may require for redemptions by corporations, executors,
   	administrators, trustees, guardians, or others who hold shares in
    a fiduciary or representative 			capacity. Please contact
    the Fund, in advance, at 1-847-573-8399 if you have any
  		questions.

2. 	Sign the letter of instruction exactly as the shares are registered.
    Joint ownership accounts must be signed 	by all owners.

3. 	If there are certificates representing your shares, endorse the
    certificates or execute a stock power.  Again 	you must endorse
    certificates and sign stock powers exactly as your shares are registered.

4. 	Have the signatures guaranteed by a commercial bank or trust
    company in the United States, a member firm 	of the New York Stock
    Exchange or other eligible guarantor institution in the following situations:

	o The redemption request exceeds $25,000

	o The redemption proceeds are to be sent to a person other than
   the person in whose name the shares are 	registered

	o The redemption proceeds are to be sent to an address other than the address of record

	o The Funds receive the redemption request within 10 business days of an address change.

A notarized signature is not an acceptable substitute for a signature guarantee.

5. 	Send the letter of instruction and certificates, if any, to:

BY FIRST CLASS MAIL, OVERNIGHT DELIVERY
SERVICE OR REGISTERED MAIL

		The Forester Funds, Inc.
		612 Paddock Lane
		Libertyville, Illinois 60048


How to Redeem (Sell) Shares through Servicing Agents

If your shares are held by a Servicing Agent, you must redeem your shares through the Servicing Agent. Contact the Servicing Agent for instructions on how to do so.

Payment of Redemption Proceeds

The redemption price per share you receive for redemption requests is the next determined net asset value after:

	1. 	The Fund receives your written request in proper form
     with all required 	information.

	2. 	A Servicing Agent that has been authorized to accept
     redemption requests on behalf of the Funds receives your request in accordance with its procedures.

For those shareholders who redeem shares by mail the Fund will mail a check in the amount of the redemption proceeds no later than the seventh day after it receives the redemption request in proper form with all required information. Those shareholders who redeem shares through Servicing Agents will receive their redemption proceeds in accordance with the procedures established by the Servicing Agent.

Other Redemption Considerations

When redeeming shares of the Funds, shareholders should consider the following:

	1. 	The redemption may result in a taxable gain.

	2. 	The Funds may delay the payment of
     redemption proceeds for up to seven days in all cases.

	3. 	If you purchased shares by check, the Funds
     may delay the payment of redemption proceeds until they are reasonably satisfied the check has cleared
     (which may take up to 15 days from the date of purchase).

	4. 	If your account balance falls below $1,000
     because you redeem shares, you will be given 60 days to make additional investments so that your account balance is $1,000 or more. If you do not, the Funds may close your account and mail the redemption proceeds to you.

	5. 	The Funds may pay redemption requests "in
     kind." This means that the Funds will pay redemption requests entirely or partially with securities rather than with cash.



DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes substantially all of its net investment income and its capital gains annually. You have two distribution options:

	o 	Automatic Reinvestment Option - Both dividend and
    capital gains distributions will be reinvested 			in
    additional Fund Shares.

	o 	All Cash Option - Both dividend and capital gains
    distributions will be paid in cash.

You may make this election on the Share Purchase Application. You may change your election by writing to the Fund or by calling 1-847-573-8399.

Each Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income and capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains). In managing the Funds, our Adviser considers the tax effects of its investment decisions to be of secondary importance.

FINANCIAL HIGHLIGHTS

 The financial highlights tables are intended to help you understand a Fund's financial performance for the period of the Fund's operations. Since the Funds are new, there are no financial highlights to show.



                                   					The Forester Small	       The Forester
                                 					       Cap Value		              Value
As of June 30, 1999 (1)			                     Fund		                 Fund
- ----------------------------------------------------------------------------

Net asset value, beginning of period......... 	$10.00 		            	$10.00
                                           					-----               		-----
Income from investment operations:
Net investment income ........................ 		0.00 		              	0.00
Net realized and unrealized gain on investments 	0.00 		              	0.00
                                           						---- 		              	----
Total from investment operations .............. 	0.00 		              	0.00
                                           						---- 		              	----
Less distributions:
Dividends from net investment income.......... 	(0.00)			             (0.00)
Distributions from net realized gains......... 	(0.00) 		            	(0.00)
                                         						 ------			             ------
Total distributions...........................		(0.00) 		            	(0.00)
                                          						------ 		            	------
Net asset value, end of period ...............	$10.00 		             	$10.00
                                          						====== 	             	======

Total return.................................. 		0.00% 		              	0.00%
                                           						=====			             ======
Supplemental data and ratios:
Net assets, end of period (000s) .............  		$50 		                	$50
                                         						 ====== 	              ======
Ratio of net expenses to average net assets...  	0.00% 		              	0.00%
 					                                          	==== 		                ====
Ratio of net investment income to average net
assets....................................... 			0.00% 		              	0.00%
                                         						 ====== 	              	======
Portfolio turnover rate ...................... 		0.00% 			              0.00%
                                           						===== 		              	=====
- ---------------
(1) 	Commencement of operations.


To learn more about the Forester Funds you may want to read the Forester Funds' Statement of Additional Information (or "SAI") which contains additional information about the Funds. The Forester Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

The SAI are all available to shareholders and prospective investors without charge, simply by calling 1-847-573-8399.

Prospective investors and shareholders who have questions about the Forester Funds may also call the above number or write to the following address:

	The Forester Funds, Inc.
	612 Paddock Lane
	Libertyville, Illinois 60048

The general public can review and copy information about the Forester Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-800-SEC-
0330 for information on the operations of the Public Reference Room.) Reports and other information about the Forester Funds are also available at the Securities and Exchange Commission's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to:

	Public Reference Section
	Securities and Exchange Commission
	Washington, D.C. 20549-6009

Please refer to the Forester Funds' Investment Company Act File
No.___-____, when seeking information about the Forester Funds from the Securities and Exchange Commission.



STATEMENT OF ADDITIONAL INFORMATION					June 30, 1999
for THE FORESTER FUNDS

THE FORESTER SMALL CAP VALUE FUND
THE FORESTER VALUE FUND


THE FORESTER FUNDS, INC.
612 Paddock Lane
Libertyville, Illinois 60048
1-847-573-8399


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of The Forester Funds, Inc. (the "Company") dated June 30, 1999 (the "Prospectus"), for The Forester Small Cap Value Fund and The Forester Value Fund (each referred to individually as a "Fund" and collectively as the "Funds"). Requests for copies of the Prospectus should be made by writing to The Forester Funds, Inc., 612 Paddock Lane Libertyville, Illinois 60048,
Attention: Corporate Secretary, or by calling 1-847-573-8399.


THE FORESTER FUNDS, INC.
TABLE OF CONTENTS


FUND HISTORY AND CLASSIFICATION............................................	2
INVESTMENT RESTRICTIONS AND CONSIDERATIONS.................................	2
INVESTMENT POLICIES AND TECHNIQUES ........................................	3
PORTFOLIO TRANSACTIONS ....................................................	7
DETERMINATION OF NET ASSET VALUE........................................... 8
DIRECTORS AND OFFICERS OF THE COMPANY...................................... 8
INVESTMENT ADVISER AND ADMINISTRATOR....................................... 10
REDEMPTIONS ...............................................................	11
CUSTODIAN .................................................................	11
INDEPENDENT ACCOUNTANTS....................................................	11
DISTRIBUTION PLAN .........................................................	11
ALLOCATION OF PORTFOLIO BROKERAGE..........................................	11
TAXES .....................................................................	12
STOCKHOLDER MEETINGS.......................................................	13
CAPITAL STRUCTURE .........................................................	14
SHAREHOLDER REPORTS........................................................	14
PERFORMANCE INFORMATION....................................................	15
LEGAL PROCEEDINGS..........................................................	15
DESCRIPTION OF SECURITIES RATINGS..........................................	16



FUND HISTORY AND CLASSIFICATION

The Forester Funds, Inc. (the "Company") is an open-end management investment company consisting of two diversified portfolios, The Forester Small Cap Value Fund and The Forester Value Fund (each a "Fund" and together, the "Funds"). The Forester Small Cap Value Fund began operations as a private investment company, not registered under the Investment Company Act of 1940 (the "1940 Act"), on March 31, 1998. Both Funds registered under the 1940 Act on May 12, 1999 and began offering their shares to the public on June 30, 1999. The Company was incorporated as a Maryland corporation on April 7, 1999.

INVESTMENT RESTRICTIONS AND CONSIDERATIONS
Each Fund has adopted certain fundamental investment restrictions which cannot be changed without approval of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund.
Each Fund has elected to be classified as a diversified series of an open-end investment company.

A Fund may not, as a fundamental policy:

1. Borrow money, except for temporary or emergency purposes, and then only from banks, in an amount not exceeding 10% of the value of a Fund's total assets. A Fund will not borrow money for the purpose of investing in securities, and a Fund will not purchase any portfolio securities for so long as any borrowed amounts remain outstanding.

2. Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investment secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate as acquired as a result of the Fund's ownership of securities.

6. Purchase physical commodities or contracts relating to physical commodities.

7. Engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

The Funds may not, as a non-fundamental policy:

1. Invest for the purpose of exercising control over management of any company.

2. Invest its assets in securities of any investment company, except by open market purchases, including an ordinary broker's commission, or in connection with a merger, acquisition of assets, consolidation or reorganization, and any investments in the securities of other investment companies will be in compliance with the Investment
Company Act of 1940.

3. Purchase securities on margin or make short sales of securities, provided that the Funds may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith.

4. Mortgage, pledge, or hypothecate any assets except in connection with borrowings in amounts not in excess of the lesser of the amount borrowed or 10% of the value of its total assets at the time of such borrowing; provided that the Funds may enter into futures contracts and related options. Optioned securities are not considered to be pledged for purposes of this limitation.

5. Invest more than 10% of the value of its net assets in illiquid securities, including restricted securities and repurchase agreements with remaining maturities in excess of seven days, and other securities for which market quotations are not readily available.

6. Invest in oil, gas or mineral exploration or development programs

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

INVESTMENT POLICIES AND TECHNIQUES

General. Each Fund may engage in options and financial futures and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Fund intends to engage in such transactions if it appears to the investment manager to be advantageous to do so in order to pursue its investment objective and also to hedge against the effects of market risks but not for speculative purposes. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning other investment policies and techniques.

While it is anticipated that under normal circumstances all Funds will be fully invested, in order to conserve assets during temporary defensive periods when the investment manager deems it appropriate, each Fund may invest up to 100% of its assets in cash or defensive-type securities, such as high-grade debt securities, securities of the U.S. Government or its agencies and high quality money market instruments, including repurchase agreements. Investments in such interest-bearing securities will be for temporary defensive purposes only.

Common Stocks. Each Fund may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. An investment in common stock entails greater risk of becoming valueless than does an investment in fixed-income securities. Despite the risk of price volatility, however, common stock also offers the greatest potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. Each Fund may invest in convertible securities which may offer higher income than the common stocks into which they are convertible. The convertible securities in which a Fund may invest include bonds, notes, debentures and preferred stocks which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities generally entail less credit risk than the issuer's common stock.

Repurchase Agreements. Each Fund may invest in repurchase agreements, under which it acquires ownership of a security and the broker-dealer or bank agrees to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the Fund's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon. In addition, the Fund must take physical possession of the security or receive written confirmation of the purchase and a custodial or safekeeping receipt from a third party or be recorded as the owner of the security through the Federal Reserve Book-Entry System. Repurchase agreements will be limited to transactions with financial institutions believed by the investment manager to present minimal credit risk. The investment manager will monitor on an on-going basis the creditworthiness of the broker-dealers and banks with which the Funds may engage in repurchase agreements. Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of each Fund's limitation on illiquid securities. The Funds will not invest more than 10% of the value of their net assets in illiquid securities.

Depository Receipts. Each Fund may invest up to 20% of its assets in securities of foreign companies through the acquisition of American Depository Receipts ("ADRs") as well as through the purchase of securities of foreign companies that are publicly traded in the United States. ADRs are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers, such as changes in foreign currency exchange rates. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs.

Borrowing. Each Fund is authorized to borrow from banks in amounts not in excess of 10% of their respective total assets, although they do not presently intend to do so. If, in the future, they do borrow from banks, they would not purchase additional securities at any time when such borrowings exceed 5% of their respective net assets.

Small Cap Securities. Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation and to involve greater risks of depreciation than securities of companies with larger market capitalizations. Since the securities of such companies are not as broadly traded as those of companies with larger market capitalizations, these securities are often subject to wider and more abrupt fluctuations in market price.

Among the reasons for the greater price volatility of these securities are the less certain growth prospects of smaller firms, a lower degree of liquidity in the markets for such stocks compared to larger capitalization stocks, and the greater sensitivity of small companies to changing economic conditions. In addition to exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Investors should therefore expect that the share value of the Small Cap Value Fund may be more volatile than the shares of a fund that invests in larger capitalization stocks.

Derivatives. In addition to options and financial futures transactions, consistent with its objective, each Fund may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index or an interest rate ("derivatives"). Derivatives are most often used in an effort to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Fund and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.

Options on Securities.   A Fund may write (sell) "covered" call options
on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write, and also purchase, spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark.
The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allow the Funds to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the downturn in the market, because the Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

Over-the-Counter Options. The Funds may deal in over-the-counter traded options ("OTC options"). OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Funds will only sell OTC options that are subject to a buy-back provision permitting the Funds to require the Counterparty to sell the option back to the Fund at a formula price within seven days.
The Funds expect generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve
Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization
("NRSRO").  The staff of the Securities and Exchange Commission (the
"SEC") currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing in illiquid securities.

Options on Securities Indices. Each Fund may write call options on securities indices, and each Fund may write put options on securities indices, and each Fund may purchase call and put options on securities indices, in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Fund writes an option on a securities index, it will segregate, and mark-to-market, eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Fund may also deal in options on other appropriate indices as available. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Financial Futures Contracts. The Funds may enter into financial futures contracts for the future delivery of a financial instrument, such as a security or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e., protect) against anticipated future changes in market conditions which otherwise might affect adversely the value of securities or other assets which the Fund holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index at a specified price during a specified delivery period. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Fund will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Fund enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce a Fund's return.
Futures contracts entail risks. If the investment manager's judgment about the general direction of markets is wrong, the overall performance may be poorer than if no such contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Fund could lose money on the financial futures contracts and also on the value of its portfolio assets.

Options on Financial Futures Contracts. Each Fund may write call options on financial futures contracts; each Fund may write put options on financial futures contracts; and may purchase call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. A Fund would be required to deposit with its custodian initial margin and maintenance margin with respect to put and call options on futures contracts written by it. A Fund will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the Fund would lose the premium paid therefor.

Lending Portfolio Securities. A Fund may lend its portfolio securities to brokers, dealers and institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a portfolio can increase its income by the receipt of interest on the loan. Any gain or loss in the market value of the securities loaned that might occur during the term of the loan would accrue to the Fund. Securities' loans will be made on terms which require that (a) the borrower pledge and maintain (on a daily basis) with the Fund collateral consisting of cash, a letter of credit or United States Government securities having a value at all times not less than 100% of the value of the securities loaned, (b) the loan can be terminated by the Fund at any time, (c) the Fund receives reasonable interest on the loan which may include the Fund's investing any cash collateral in interest bearing short-term investments), and (d) any distributions on the loaned securities must be paid to the Fund. The Fund will not lend its securities if, as a result, the aggregate of such loans exceeds 33% of the value of the Fund's total assets. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the credit worthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's Board of Directors. While voting rights may pass with the loaned securities, if a material event occurs affecting an investment on loan, the loan must be called and the securities voted.
Each Fund does not intend to lend any of its securities if as a result more than 5% of the net assets of the Fund would be on loan.

Warrants. Each Fund may invest in warrants up to 5% of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Regulatory Restrictions. To the extent required to comply with applicable regulation, when purchasing a futures contract or writing a put option, a Fund will maintain eligible securities in a segregated account. A Fund will use cover in connection with selling a futures contract.

A Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only in an attempt to hedge against changes in interest rates or market conditions affecting the value of securities that the Fund holds or intends to purchase.

PORTFOLIO TRANSACTIONS

Allocation of brokerage is supervised by Forester Capital Management, Ltd. ("FCM").

The primary objective of FCM in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. FCM seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. FCM reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is FCM's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. FCM is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

In selecting among firms believed to meet the criteria for handling a particular transaction, FCM may give consideration to those firms that have sold or are selling shares of a Fund managed by FCM.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to FCM, it is the opinion of FCM that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by FCM's staff. Such information may be useful to FCM in providing services to clients other than the Funds and not all such information is used by FCM in connection with the Funds. Conversely, such information provided to FCM by broker/dealers through whom other clients of FCM effect securities transactions may be useful to FCM in providing services to a Fund.

The Board members for a Fund review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Each Fund's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. A higher rate involves greater brokerage transaction expenses to a Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for a Fund's portfolio whenever necessary, in management's opinion, to meet a Fund's objective.

DETERMINATION OF NET ASSET VALUE

The net asset value of the Funds will be determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for trading. The New York Stock
Exchange is open for trading Monday through Friday except New Year's
Day, Martin Luther King, Jr. Day, President's Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Put options are valued at the last sales price on the valuation date if the last sales price is between the closing bid and asked prices. Otherwise, put options are valued at the mean of the closing bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

DIRECTORS AND OFFICERS OF THE COMPANY

As a Maryland corporation, the business and affairs of the Company are managed by its officers under the direction of its Board of Directors. The name, age, address, principal occupations during the past five years, and other information with respect to each of the directors and officers of the Company are as follows:

*Thomas H. Forester - Director , President and Treasurer. Mr. Forester, 40, has been President of Forester Capital Management, Ltd. (the "Adviser") since February, 1999. Prior to that time, he was an officer and portfolio manager from May 1997 through January 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Kemper Investments Inc.; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc.; and an officer and portfolio manager from 1992 to 1995 with Thomas White Asset
Management Inc.

*Kaye E. Forester - Director. Mrs. Forester, 39, is an investor. Her address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048.

Wayne A. Grudem - Director. Mr. Grudem, 51, has been a Professor at Trinity International University for more than five years. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048.

Michael B. Kelley - Director. Mr. Kelley, 37, has been a Territory Executive at WW Grainger, a national distribution firm to commercial and industrial industries since 1995. From 1993 to 1995, Mr. Kelley was an account executive for Lyons Safety, a national distribution firm to commercial and industrial industries. His address is c/o Forester Capital Management, Ltd., 612 Paddock Lane, Libertyville, Illinois 60048.

*Mr. and Mrs. Forester are directors who are "interested persons" of the Funds (as defined in the Act.)

The Funds' standard method of compensating directors is to pay each disinterested director an annual fee of $100 for services rendered, including attending meetings of the Board of Directors. The Funds also may reimburse their directors for travel expenses incurred in order to attend meetings of the Board of Directors.

COMPENSATION TABLE


                                                                  		Total
              			Aggregate 	   Retirement 	     Estimated Annual		Compensation
	Name of 	       Compensation 	Benefits Accrued	Benefits Upon 		  Company Paid
	Person 	       	from Company 	As Fund Expenses Retirement 		     to Directors
	----- 		        ------------ 	---------------	 ---------------		 ----------

Thomas H. Forester  	$0           		$0 	          		$0 	            		$0

Kaye E. Forester 	  	$0 	          	$0 		          	$0 	            		$0

Wayne Grudem	       	$0	           	$0           			$0 	            		$0

Michael Kelley    	 	$0           		$0           			$0              		$0


As of June 30, 1999 , all officers and directors of the Company as a group beneficially owned 5,000 shares of The Forester Small Cap Value Fund or 100.00% of the then outstanding shares. Other than the foregoing, The Forester Small Cap Value Fund was not aware of any person who, as of June 30, 1999, owned of record or beneficially 5% or more of the shares of The Forester Small Cap Value Fund.

As of June 30, 1999, all officers and directors of the Company as a group beneficially owned 5,000 shares of The Forester Value Fund or 100.00% of the then outstanding shares. Other than the foregoing, The Forester Value Fund was not aware of any person who, as of June 30, 1999, owned of record or beneficially 5% or more of the shares of The Forester Value Fund.



INVESTMENT ADVISER AND ADMINISTRATOR

As a Maryland corporation, the business and affairs of the Company are managed by its Board of Directors. The Company, on behalf of each of the Funds, has entered into Investment Advisory Agreements (the
"Advisory Agreements") with Forester Capital Management, Ltd., 612
Paddock Lane, Libertyville, Illinois 60048. Pursuant to such Advisory Agreements, the Adviser furnishes continuous investment advisory services to each of the Funds. The Adviser does not advise any other mutual funds, but may act as the investment adviser to individuals and institutional clients. The Adviser was organized in February 1999. Mr. Thomas H. Forester, the president and sole stockholder of the Adviser, is the portfolio manager for each of the Funds and, as such, is responsible for the day-to-day management of the portfolios. Mr. Forester has managed each of the Funds' portfolios since inception and was an officer and portfolio manager from May 1997 through February 1999 with Dreman Value Advisors, Inc. and its successor firm Scudder Kemper Investments Inc. where he ran over $1.4 billion in small cap value assets; and an officer and portfolio manager from 1995 to 1997 with Peregrine Capital Management Inc.; and an officer and portfolio manager from 1992 to 1995 with Thomas White Asset Management Inc.

The Adviser supervises and manages the investment portfolios of the Funds and, subject to such policies as the Board of Directors of the Company may determine, directs the purchase or sale of investment securities in the day-to-day management of the Funds' investment portfolios. Under the Advisory Agreements, the Adviser, at its own expense and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment and executive personnel for managing the investments of the Funds and pays the salaries and fees of all officers and directors of the Funds (except the fees paid to directors who are not interested persons of the Adviser). For the foregoing, the Adviser receives a monthly fee from each Fund based on that Fund's average daily net assets at the annual rate of 1% of average daily net assets. The Adviser also acts as administrator and fund accountant, providing clerical, compliance, regulatory and other administrative services, as well as calculating each Fund's net asset value.

The Funds pay all of their own expenses, including, without limitation, the cost of preparing and printing the registration statement required under the Securities Act of 1933 and any amendments thereto, the expense of registering shares with the Securities and Exchange
Commission and in the various states, the printing and distribution costs of prospectuses mailed to existing investors, reports to investors, reports to government authorities and proxy statements, fees paid to directors who are not interested persons of the Adviser, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and expenses in connection with portfolio transactions, fees and expenses of the custodian of the Funds' assets, printing and mailing expenses and charges and expenses of dividend disbursing agents, accounting services agents, registrars and stock transfer agents.

The Adviser has voluntarily undertaken to waive the entire management fee and to reimburse each Fund for all operating expenses, however, it may reinstate all or a portion of such fees or discontinue reimbursement at any time.

Each Advisory Agreement will remain in effect as long as its continuance is specifically approved at least annually (i) by the Board of Directors of the Company or by the vote of a majority (as defined in the Act) of the outstanding shares of the applicable Fund, and (ii) by the vote of a majority of the directors of the Company who are not parties to the Advisory Agreement or interested persons of the Adviser, cast in person at a meeting called for the purpose of voting on such approval.

Each Advisory Agreement provides that it may be terminated at any time without the payment of any penalty, by the Board of Directors of the Company or by vote of the majority of the applicable Fund's stockholders on sixty (60) days' written notice to the Adviser, and by the Adviser on the same notice to the applicable Fund, and that it shall be automatically terminated if it is assigned.

The Advisory Agreements provide that the Adviser shall not be liable to the Funds or its stockholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Advisory Agreements also provide that the Adviser and their officers, directors and employees may engage in other businesses, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

REDEMPTIONS

The Funds reserve the right to suspend redemptions during any period when the New York Stock Exchange is closed because of financial conditions or any other extraordinary reason and to postpone redemptions for any period during which (a) trading on the New York
Stock Exchange is restricted pursuant to rules and regulations of the Securities and Exchange Commission, (b)the Securities and Exchange Commission has by order permitted such suspension or(c) an emergency, as defined by rules and regulations of the Securities and Exchange Commission, exists as a result of which it is not reasonably practicable for a Fund to dispose of its securities or fairly to determine the value of its net assets.

Each of the Funds has reserved the right to pay the redemption price of its shares in assets other than cash.

CUSTODIAN

Charles Schwab & Co., Inc. 101 Montgomery Street, San Francisco, CA 94104-4122, acts as custodian for the Funds. As such, Charles Schwab
& Co., Inc. holds all securities and cash of the Funds, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Charles Schwab & Co., Inc. does not exercise any supervisory function over the management of the Funds, the purchase and sale of securities or the payment of distributions to stockholders.

INDEPENDENT ACCOUNTANTS

_________________, ____  ________Avenue, Suite ____,
_____________, __ 600__, serves as the independent accountants for the Funds.

DISTRIBUTION PLAN

Each Fund has adopted a Distribution Plan, which is described in the Prospectus (see "The Distribution Plan"). Under the Plan, Forester
Capital Management, Ltd. provides the Directors for their review promptly after the end of each quarter a written report setting forth all amounts expended under the Plan, including all amounts paid to dealers as distribution or service fees. In approving the Plan in accordance with the requirements of Rule 12b-1, the Directors considered various factors, including the amount of the distribution fee. The Directors determined that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders. The Plan may be terminated with respect to either Fund by vote of a majority of the Directors who are not interested persons, or by vote of a majority of the outstanding voting securities of the Fund. Any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval; otherwise, it may be amended by the Directors, including a majority of the Directors who are not interested persons, by vote cast in person at a meeting called for the purpose of voting upon such amendment.

So long as a Distribution Plan is in effect, the selection or nomination of the Directors who are not interested persons is committed to the discretion of such Directors. The Distribution Plan of a Fund may be terminated with respect to either Fund by the Directors at any time on 60 days written notice without payment of any penalty by Forester Capital Management, Ltd., by vote of a majority of the outstanding voting securities of the Fund, or by vote of a majority of the Directors who are not interested persons. The Distribution Plan will continue in effect for successive one-year periods with respect to a Fund, if not sooner terminated in accordance with its terms, provided that each such continuance is specifically approved by the vote of the Directors, including a majority of the Directors who are not interested persons.


ALLOCATION OF PORTFOLIO BROKERAGE

The Funds' securities trading and brokerage policies and procedures are reviewed by and subject to the supervision of the Board of Directors of the Company. Decisions to buy and sell securities for each Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. Many of these transactions involve payment of a brokerage commission by the Funds. In some cases, transactions are with firms who act as principals of their own accounts. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, block trading capability (including the broker's willingness to position securities) and the broker's reputation, financial strength and stability. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e. "markups" when the market maker sells a security and "markdowns" when the market maker buys a security). In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly. The Funds may place portfolio orders with broker-dealers who place orders for, or recommend the purchase of, shares of the Funds to clients (if the Adviser believes the commissions and transaction quality are comparable to that available from other brokers) and may allocate portfolio brokerage on that basis.

In allocating brokerage business for the Funds, the Adviser also takes into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, computer hardware and software, market quotations, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm's analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser's own efforts in the performance of its duties under the Advisory Agreements. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Advisory Agreements provide that the Adviser may cause the Fund to pay a broker which provides brokerage and research services to the Adviser a commission for effecting a securities transaction in excess of the amount another broker would have charged for effecting the transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker viewed in terms of either the particular transaction or the Adviser's overall responsibilities with respect to the Fund and the other accounts as to which he exercises investment discretion.

TAXES

Each Fund annually will endeavor to qualify for and elect tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Each Fund has so qualified in each of its fiscal years. If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Stockholders of a Fund that did not qualify as a regulated investment company under Subchapter M would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to stockholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund intends to distribute all of its net investment income and net capital gain each fiscal year. Dividends from net investment income (including short-term capital gain) are taxable to investors as ordinary income, whereas distributions of net realized long-term capital gains are taxable as long-term capital gains regardless of the stockholder's holding period for the shares. Such dividends and distributions are taxable to stockholders, whether received in cash or in additional shares of the respective Funds. A portion of the Funds' income distributions may be eligible for the 70% dividends-received deduction for domestic corporate stockholders.

Any dividend or capital gain distribution paid shortly after a purchase of shares of a Fund will have the effect of reducing the per share net asset value of such shares by the amount of the dividend or distribution. Furthermore, if the net asset value of the shares of a Fund immediately after a dividend or distribution is less than the cost of such shares to the investor, the dividend or distribution will be taxable to the investor.

Redemption of shares will generally result in a capital gain or loss for income tax purposes. The tax treatment of such capital gain or loss will depend upon the stockholder's holding period. However, if a loss is realized on shares held for six months or less, and the stockholder received a capital gain distribution during that period, then such loss is treated as along-term capital loss to the extent of the capital gain distribution received.

Investors may also be subject to state and local taxes.

Each Fund will be required to withhold federal income tax at a rate of 31% ("backup withholding") from dividend payments and redemption and exchange proceeds if an investor fails to furnish such Fund with his social security number or other tax identification number or fails to certify under penalty of perjury that such number is correct or that he is not subject to backup withholding due to the underreporting of income.
The certification form is included as part of the share purchase application and should be completed when the account is opened.

This section is not intended to be a full discussion of present or proposed federal income tax laws and the effect of such laws on an investor. Investors are urged to consult with their respective tax advisers for a complete review of the tax ramifications of an investment in a Fund.

STOCKHOLDER MEETINGS

The Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of stockholders under specified circumstances if an annual meeting is not required by the Act. The Company has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Act.

The Company's Bylaws also contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Company shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director. Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the Company's Secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of the Funds; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

If the Secretary elects to follow the course specified in clause(2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Board of Directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the Board of Directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all stockholders with reasonable promptness after the entry of such order and the renewal of such tender.

CAPITAL STRUCTURE

The Company's authorized capital consists of 1,000,000,000 shares of Common Stock, $0.0001 par value. The Common Stock is divisible into an unlimited number of "series," each of which is a separate Fund. Stockholders are entitled: (i) to one vote per full share of Common
Stock; (ii) to such distributions as may be declared by the Company's
Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. Consequently the holders of more than 50% of the shares of Common Stock voting for the election of directors can elect the entire Board of Directors and, in such event, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the Board of Directors.

Shares of Common Stock are redeemable and are transferable. All shares issued and sold by the Funds will be fully paid and nonassessable. Fractional shares of Common Stock entitle the holder to the same rights as whole shares of Common Stock.

Pursuant to the Company's Articles of Incorporation, the Board of Directors may classify or reclassify any unissued shares of the Funds and may designate or redesignate the name of any outstanding class of shares of the Funds. As a general matter, shares are voted in the aggregate and not by class, except where class voting is required by Maryland law or the Act (e.g., a change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of shares of any class of the Funds' shares, together with all income, earnings, profits and proceeds thereof, belong to that class and are charged with the liabilities in respect of that class and of that class' share of the general liabilities of the Funds in the proportion that the total net assets of the class bear to the total net assets of all classes of the Funds' shares. The net asset value of a share of any class is based on the assets belonging to that class less the liabilities charged to that class, and dividends may be paid on shares of any class of Common Stock only out of lawfully available assets belonging to that class. In the event of liquidation or dissolution of the Funds, the holders of each class would be entitled, out of the assets of the Funds available for distribution, to the assets belonging to that class.

SHAREHOLDER REPORTS

Investors will be provided at least semi-annually with a report showing each Fund's portfolio and other information and annually after the close of the Funds' fiscal year, which ends December 31, with an annual report containing audited financial statements. An individual account statement will be sent to the investor by the Transfer Agent after each purchase, including reinvestment of dividends, or redemption of shares of the Funds. Each investor will also receive an annual statement after the end of the calendar year listing all transactions in shares of the Funds during such year.

Investors who have questions about their respective accounts should call the Transfer Agent at 1-847-573-8399. In addition, investors who wish to make a change in their address of record or a change in the manner in which dividends are received may also do so by calling the Transfer Agent at 1-847-573-8399. Investors who have questions regarding the investment strategy and historical performance of the Funds should call Forester Capital Management, Ltd. at 1-847-573-8399 and ask to speak to a member of the portfolio management group. Alternatively, investors may also write to The Forester Funds, Inc., 612 Paddock Lane, Libertyville, Illinois 60048.


PERFORMANCE INFORMATION

Each of the Funds may provide from time to time in advertisements, reports to stockholders and other communications with investors its average annual total return and its total return. Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's investment portfolio. A Fund's average annual total return figures are computed in accordance with the standardized method prescribed by the Securities and Exchange
Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

				P(1 + T)n = ERV

Where: 		P	 = 	a hypothetical initial payment of $1,000
		T 	= 	average annual total return
		n 	= 	number of years
		ERV 	= 	ending redeemable value at the end
				of the period of a hypothetical $1,000
				payment made at the beginning of such
period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the applicable reinvestment dates , and
(ii) deducts all recurring fees, such as advisory fees, charged as expenses to all investor accounts.

Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment, and dividing this amount by the amount of the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

In reports or other communications to investors and in advertising material, a Fund may compare its performance to the Consumer Price Index, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Standard & Poor's 600 Stock Index, the Russell 2000 Stock Index, the Russell 2000 Value Stock Index, the Russell 1000 Stock Index, the Russell 1000 Value Stock Index and to the performance of mutual fund indexes as reported by Lipper Analytical Services, Inc.("Lipper"), CDA Investment Technologies, Inc. ("CDA") or Morningstar, Inc. ("Morningstar"), three widely recognized independent mutual fund reporting services. Lipper, CDA and Morningstar performance calculations include reinvestment of all capital gain and income dividends for the periods covered by the calculations. The Consumer Price Index is generally considered to be a measure of inflation. The Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Russell 1000 Stock Index, and the Russell 1000 Value Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the United States stock market. The Standard & Poor's 600 Stock Index, the Russell 2000 Stock Index, and the Russell 2000 Value Stock Index are unmanaged indices of common stocks which are considered to be generally representative of the United States small stock market. The market prices and yields of these stocks will fluctuate. A Fund also may quote performance information from publications such as The Wall Street Journal, Kiplinger's Personal Finance Magazine, Money Magazine, Forbes, Smart Money, Barron's, Worth Magazine, USA Today, and local newspapers.

LEGAL PROCEEDINGS

The Company is not aware of any litigation to which it is a party.



DESCRIPTION OF SECURITIES RATINGS

The Funds may invest in non-convertible bonds and debentures assigned one of the two highest ratings of either Standard & Poor's Corporation ("Standard & Poor's") or Moody's Investors Service, Inc.("Moody's"). The Funds may invest in non-convertible bonds and debentures assigned at least an investment grade by Standard & Poor's or Moody's(or unrated but deemed by the Adviser to be of comparable quality), and up to 5% of the assets of each of The Funds may be invested in convertible bonds and debentures rated below investment grade. The Funds may invest in commercial paper and commercial paper master notes rated A-2 or better by Standard & Poor's or P-2 by Moody's. A brief description of the ratings symbols and their meanings follows.

Standard & Poor's Debt Ratings. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

	I. 	Likelihood of default - capacity and willingness
of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

	II. 	Nature of and provisions of the obligation;

	III. 	Protection afforded by, and relative position of
the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights;

Investment Grade

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-` rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.
Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-` rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-` rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


Moody's Bond Ratings.

Investment Grade

Aaa - Bonds which are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured).Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Speculative Grade

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issuesmay be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3 in each of the foregoing generic rating classifications. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. The three highest categories are as follows:

A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+)designation.

A-2. Capacity for timely payment on issues with this designation is satisfactory. However the relative degree of safety is not as high as for issuers designated "A-1".

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

Moody's Commercial Paper Ratings. Among the factors considered by
Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years;(7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which maybe present or may arise as a result of public interest questions and preparations to meet such obligations. Relative differences in these factors determine whether the issuer's commercial is rated P-1, P-2 or P-3.




PART C

OTHER INFORMATION

Item 23. 		Exhibits

(a) 	Registrant's Articles of Incorporation, as amended.

(b) 	Registrant's Bylaws.

(c) 	None.

(d)(i) 	Investment Advisory Agreement with Forester Capital
        Management, Ltd. on behalf of The 	Forester Small Cap
        Value Fund.

(d)(ii)	Investment Advisory Agreement with Forester Capital
        Management, Ltd. on behalf of The 	Forester Value Fund .

(e) 	None.

(f) 	None.

(g) 	Custodian Agreement with Charles Schwab.

(h)	 None

(i) 	Opinion of Forester & Associates, counsel for Registrant.

(j) 	None.

(k) 	None.

(l) 	Subscription Agreement.

(m) 	Distribution Plan.

(n) 	None

(o) 	None.



Item 24. 		Persons Controlled by or under Common
Control with Registrant

	Registrant is not controlled by any person. Registrant neither controls any person nor is under common control with any other person.

Item 25. 		Indemnification

	Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw which is in full force and effect and has not been modified or canceled:



Article VII

GENERAL PROVISIONS

Section 7. Indemnification.

	The corporation shall indemnify directors, officers, employees and agents of the corporation against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted by applicable federal and state law.

	The corporation shall advance the expenses of its directors, officers, employees and agents who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or contemplated action, suit or proceeding, whether civil, criminal, administrative, or investigative.

	This Section 7 of Article VII constitutes vested rights in favor of all directors, officers, employees and agents of the corporation. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption. For purposes of this Section 7, the terms "director" and "officer" have the same meaning ascribed to such terms in Section 2-418 of the Maryland General
Corporation Law.

	Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. 		Business and Other Connections of Investment
Adviser

	Incorporated by reference to pages 10 through 14 of the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27. 		Principal Underwriters

	Not Applicable.

Item 28. 		Location of Accounts and Records

	The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant.

Item 29. 		Management Services

	All management-related services are performed by the Adviser.

Item 30. 		Undertakings

	Registrant undertakes to provide its Annual Report to Shareholders upon request without charge to each person to whom a prospectus is delivered.

SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Libertyville and State of Illinois on the 7th day of May, 1999.

					THE FORESTER FUNDS, INC.
					(Registrant)

					/s/ Thomas H. Forester


					Thomas H. Forester,
					   President

	Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


    		 Name 			                    	Title 			                   	Date


/s/ Thomas H. Forester 			President and Treasurer (Principal 		May 7, 1999
- --------------------- 		Executive, Financial and Accounting
Thomas H. Forester 		    	Officer) and a Director


/s/ Kaye E. Forester 	  		Director and Secretary		            	May 7, 1999
- ---------------------
Kaye E. Forester


/s/ Wayne A. Grudem      	Director                            	May 7, 1999
- ---------------------
Wayne A. Grudem


/s/ Michael B. Kelley    	Director                            	May 7, 1999
- ---------------------
Michael B. Kelley







 EXHIBIT INDEX

Exhibit No. 	Exhibit 		Page No.

(a)  	Registrant's Articles of Incorporation

(b) 		Registrant's Bylaws

(c) 		None

(d)(i) 		Investment Advisory Agreement with Forester Capital
         Management, Ltd. on behalf of The	Forester Small Cap Value Fund

(d)(ii) 	Investment Advisory Agreement with Forester Capital
         Management, Ltd., on behalf of The Forester Value Fund

(e) 		None

(f) 		None

(g) 		Custodian Agreement with Charles Schwab

(h) 		None

(i) 		Opinion of Forester & Associates, counsel for Registrant

(j) 		None

(k) 		None

(l) 		Subscription Agreement

(m) 		Distribution Plan

(n) 		None

(o)	 	None




ARTICLES OF INCORPORATION

 OF

THE FORESTER FUNDS, INC.

		The undersigned sole incorporator, being at least eighteen years of age, hereby adopts the following Articles of Incorporation for the purpose of forming a Maryland corporation under the general laws of the State of Maryland:

ARTICLE I

The name of the corporation (hereinafter called "Corporation") is:

THE FORESTER FUNDS, INC.

ARTICLE II

The period of existence shall be perpetual.

ARTICLE III

		 The purposes for which the Corporation is formed are to engage in any lawful business for which corporations may be organized under the Maryland General Corporation Law.

ARTICLE IV

		A. 	The aggregate number of shares of capital stock
which the Corporation shall have authority to issue is One Billion (1,000,000,000) shares, all with a par value of One Hundredth of a Cent ($0.0001) per share, to be known and designated as "Common Stock."
The aggregate par value of the authorized shares of the Corporation is One Hundred Thousand Dollars ($100,000). The Board of Directors of the Corporation may increase or decrease the aggregate number of authorized shares of Common Stock pursuant to Section 2-105 of the Maryland General Corporation Law or any successor provision thereto.
The Board of Directors of the Corporation may classify or reclassify any unissued shares of Common Stock and may designate or redesignate the name of any class of outstanding Common Stock. The Board of Directors may fix the number of shares of Common Stock in any such class and, except as specifically set forth in these Articles of Incorporation, may set or change the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms or conditions of redemption of any class of unissued shares of Common Stock. A total of Seven Hundred Million (700,000,000) shares of Common Stock shall initially be classified as follows:

Class 		       	Fund 	              		      	Shares
A     	The Forester Small Cap Value Fund 		200,000,000
B     	The Forester Value Fund 		         	500,000,000

		B. 	Notwithstanding the authority granted to the
Board of Directors of the Corporation with respect to the designation, classification and reclassification of the unissued shares of Common Stock of the Corporation, each class of Common Stock shall have the following preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms or conditions of redemption:

		1. 	Each holder of shares of Common Stock of the
Corporation, irrespective of the class, shall be entitled to one (1) vote for each full share (and a fractional vote for each fractional share) then standing in his or her name on the books of the Corporation; provided, however, that shares of any class of Common Stock owned, other than in a fiduciary capacity, by the Corporation or by another corporation in which the Corporation owns shares entitled to cast a majority of all the votes entitled to be cast by all shares outstanding and entitled to vote of such corporation, shall not be voted at any meeting of stockholders. On any matter submitted to a vote of stockholders all shares of the Corporation's Common Stock then issued and outstanding and entitled to vote, irrespective of the class, shall be voted in the aggregate and not by class, except that: (a) when otherwise expressly provided by the Maryland General Corporation Law, the Investment Company Act of
1940 and the regulations thereunder, or other applicable law, shares shall be voted by individual class; and (b) when the matter to be acted upon does not affect any interest of a particular class of the Corporation's Common Stock, then only shares of the affected class shall be entitled to vote thereon. At all elections of directors of the Corporation, each stockholder shall be entitled to vote the shares owned of record by him for as many persons as there are directors to be elected, but shall not be entitled to exercise any right of cumulative voting.

		2. 	All consideration received by the Corporation
for the issue or sale of shares of any class of the Corporation's Common Stock, together with all assets in which such consideration is invested and reinvested, income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof, and any such funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to the class of the Corporation's Common Stock with respect to which such assets, payments or funds were received by the Corporation for all purposes, subject only to the rights of creditors, and shall be so handled upon the books of account of the Corporation. Such consideration, assets, income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation thereof, and any assets derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such class. Any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily attributable to any particular class of the Corporation's Common Stock shall be allocable among any one or more of the classes of the Corporation's Common Stock in such manner and on such basis as the Board of Directors, in its sole discretion, shall deem fair and equitable. The power to make such allocations may be delegated by the Board of Directors from time to time to one or more of the officers of the Corporation.

		3.  	The assets belonging to any class of the
Corporation's Common Stock shall be charged with the liabilities in respect of such class of the Corporation's Common Stock, and shall also be charged with the share of the general liabilities of the Corporation allocated to such class determined as hereinafter provided. The determination of the Board of Directors shall be conclusive as to: (a) the amount of such liabilities, including the amount of accrued expenses and reserves; (b) any allocation of the same to a given class; and (c) whether the same are allocable to one or more classes. The liabilities so allocated to a class are herein referred to as "liabilities belonging to" such class. Any liabilities which are not readily attributable to any particular class of the Corporation's Common Stock shall be allocable among any one or more of the classes of the Corporation's Common
Stock in such manner and on such basis as the Board of Directors, in its sole discretion, shall deem fair and equitable. The power to make such allocations may be delegated by the Board of Directors from time to time to one or more of the officers of the Corporation.

		4.  	Shares of a class of the Corporation's Common
Stock shall be entitled to such dividends and distributions, in stock or in cash or both, as may be declared from time to time by the Board of Directors, acting in its sole discretion, with respect to such class; provided, however, that dividends and distributions on shares of a class of the Corporation's Common Stock shall be paid only out of the lawfully available "assets belonging to" such class as such phrase is defined in this Article IV.

		5.  	In the event of the liquidation or dissolution of
the Corporation, stockholders of a class of the Corporation's Common
Stock shall be entitled to receive, as a class, out of the assets of the Corporation available for distribution to stockholders, but other than general assets not belonging to any particular class, the assets belonging to such class, and the assets so distributable to the holders of any class of the Corporation's Common Stock shall be distributed among such holders in proportion to the number of shares of such class of the Corporation's Common Stock held by them and recorded on the books of the Corporation. In the event that there are any general assets not belonging to any particular class of the Corporation's Common Stock and available for distribution, such distribution shall be made to the holders of all classes of the Corporation's Common Stock in proportion to the net asset value of the respective class of the Corporation's
Common Stock determined as set forth in the Bylaws of the Corporation.

		6.  	Each share of each class of Common Stock of
the Corporation now or hereafter issued shall be subject to redemption by the stockholders of the Corporation and, subject to the suspension of such right of redemption as provided in the Bylaws, each holder of shares of any class of Common Stock of the Corporation, upon request to the Corporation accompanied by surrender of the appropriate stock certificate or certificates, if any, in proper form for transfer and after complying with any other redemption procedures established by the Board of Directors, shall be entitled to require the Corporation to redeem all or any part of the shares of such class of Common Stock standing in the name of such holder on the books of the Corporation at the net asset value of such shares. In the event that no certificates have been issued to the holder, the Board of Directors may require the submission of a stock power with an appropriate signature guarantee. All shares of any class of its Common Stock redeemed by the Corporation shall be deemed to be cancelled and restored to the status of authorized but unissued shares. The method of computing the net asset value of shares of each class of Common Stock of the Corporation for purposes of the issuance and sale, or redemption, thereof, as well as the time as of which such net asset value shall be computed, shall be as set forth in the Bylaws. Payment of the net asset value of each share of each class of Common Stock of the Corporation surrendered to it for redemption shall be made by the Corporation within seven (7) days after surrender of such stock to the Corporation for such purpose, or within such other reasonable period as may be determined from time to time by the Board of Directors. The
Board of Directors of the Corporation may, upon reasonable notice to the stockholders of the Corporation, impose a fee for the privilege of redeeming shares, such fee to be not in excess of one percent (1.0%) of the proceeds of any such redemption. The Board shall have discretionary authority to rescind the imposition of any such fee and to reimpose the redemption fee from time to time upon reasonable notice.
Any fee so imposed shall be uniform as to all stockholders.

		7.  	If, at any time when a request for transfer or
redemption of the shares of any class of Common Stock is received by the Corporation or its agent, the value (computed as set forth in the Bylaws) of the shares of such class in a stockholder's account is less than Five Hundred Dollars ($500.00), after giving effect to such transfer or redemption, the Corporation may cause the remaining shares of such class in such stockholder's account to be redeemed in accordance with such procedures as the Board of Directors shall adopt.

		8.  	Each holder of shares of the Corporation's
Common Stock, irrespective of the class, may, upon request to the Corporation accompanied by surrender of the appropriate stock certificate or certificates, if any, in proper form for transfer and after complying with any other conversion procedures established by the Board of Directors, convert such shares into shares of any other class of the Corporation's Common Stock on the basis of their relative net asset values (determined in accordance with the Bylaws of the Corporation) less a conversion charge or discount determined by the Board of Directors. Any fee so imposed shall be uniform as to all stockholders.

		9.  	No holder of shares of any class of Common
Stock of the Corporation shall, as such holder, have any right to purchase or subscribe for any shares of any class of the Common Stock of the Corporation which it may issue or sell (whether out of the number of shares authorized by these Articles of Incorporation, or out of any shares of any class of Common Stock of the Corporation acquired by it after the issue thereof, or otherwise) other than such right, if any, as the Board of Directors, in its discretion, may determine.

ARTICLE V

		The number of directors constituting the Board of Directors shall initially be four (4), and the names of the initial directors are Thomas H. Forester, Kaye E. Forester, Wayne A. Grudem, and
Michael B. Kelley. Thereafter, the number of directors shall be such number as is fixed from time to time by the Bylaws.

ARTICLE VI

		The Corporation reserves the right to enter into, from time to time, investment advisory and administration agreements providing for the management and supervision of the investments of the Corporation, the furnishing of advice to the Corporation with respect to the desirability of investing in, purchasing or selling securities or other property and the furnishing of clerical and administrative services to the Corporation. Such agreements shall contain such other terms, provisions and conditions as the Board of Directors of the Corporation may deem advisable and as are permitted by the Investment Company Act of 1940.

		The Corporation may designate custodians, transfer agents, registrars and/or disbursing agents for the stock and assets of the Corporation and employ and fix the powers, rights, duties, responsibilities and compensation of each such custodian, transfer agent, registrar and/or disbursing agent.

ARTICLE VII

		The following provisions define, limit and regulate the powers of the Corporation, the Board of Directors and the stockholders:

		A. 	The Corporation may issue and sell shares of
any class of its own Common Stock in such amounts and on such terms and conditions, for such purposes and for such amount or kind of consideration now or hereafter permitted by the laws of the State of Maryland, the Bylaws and these Articles of Incorporation, as its Board of Directors may determine; provided, however, that the consideration per share to be received by the Corporation upon the sale of any shares of any class of its Common Stock shall not be less than the net asset value per share of such class of Common Stock outstanding at the time as of which the computation of said net asset value shall be made.

		B. 	The Board of Directors may, in its sole and
absolute discretion, reject in whole or in part orders for the purchase of shares of any class of Common Stock and may, in addition, require such orders to be in such minimum amounts as it shall determine.

		C. 	The holders of any fractional shares of any class
Common Stock shall be entitled to the payment of dividends on such fractional shares, to receive the net asset value thereof upon redemption, to share in the assets of the Corporation upon liquidation and to exercise voting rights with respect thereto.

		D. 	The Board of Directors shall have full power in
accordance with good accounting practice: (a) to determine what receipts of the Corporation shall constitute income available for payment of dividends and what receipts shall constitute principal and to make such allocation of any particular receipt between principal and income as it may deem proper; and (b) from time to time, in its discretion (i) to determine whether any and all expenses and other outlays paid or incurred (including any and all taxes, assessments or governmental charges which the Corporation may be required to pay or hold under any present or future law of the United States of America or of any other taxing authority therein) shall be charged to or paid from principal or income or both, and (ii) to apportion any and all of said expenses and outlays, including taxes, between principal and income.

		E. 	The Board of Directors shall have the power to
determine from time to time whether and to what extent and at what time and places and under what conditions and regulations the books, accounts and documents of the Corporation or any of them, shall be open to the inspection of stockholders, except as otherwise provided by applicable law; and except as so provided, no stockholder shall have any right to inspect any book, account or document of the Corporation unless authorized to do so by resolution of the Board of Directors.

ARTICLE VIII

		The address of the principal office of the Corporation in Maryland is c/o The Corporation Trust Incorporated, 300 Lombard
Street, Baltimore, Maryland 21202.

ARTICLE IX

The address of the initial registered office is c/o The Corporation Trust Incorporated, 300 Lombard Street, Baltimore, Maryland 21202.

ARTICLE X

The name of the initial registered agent at such address is The
Corporation Trust, Incorporated, a Maryland corporation.

ARTICLE XI

The name and address of the sole incorporator is:

Name 	               			Address

Thomas H. Forester	    	c/o Forester Capital Management, Ltd.
                    				612 Paddock Lane
                    				Libertyville, IL 60048

		IN WITNESS WHEREOF, the undersigned incorporator who executed the foregoing Articles of Incorporation hereby acknowledges the same to be his act and further acknowledges that, to the best of his knowledge, the matters and facts set forth therein are true in all material respects under the penalties of perjury.

		Dated this 31st day of March, 1999.





		Thomas H. Forester
		Sole Incorporator



BYLAWS

 OF

THE FORESTER FUNDS, INC.


ARTICLE I

STOCKHOLDERS' MEETINGS

		Section 1.  Place of Meetings.  All meetings of
stockholders shall beheld at such location as the Board of Directors shall direct.

		Section 2.  Annual Meeting.

		(a) The annual meeting of stockholders for the election of directors and the transaction of such other business as may properly come before it, if the annual meeting shall be held, shall be held during the month of May of each year (or during such other month as the Board of Directors shall determine), commencing in 1999, at such date and time as shall be fixed by the Board of Directors and stated in the notice of such meeting, but in no event more than one hundred twenty (120) days after the occurrence of the event requiring the meeting to elect directors. Any business of the corporation may be transacted at the annual meeting without being specifically designated in the notice, except such business as is specifically required by statute to be stated in the notice.

		 (b) The corporation shall not be required to hold an annual meeting in any year in which the election of directors is not required to be acted on by stockholders under the Investment Company Act of 1940.

		Section 3. Special Meeting. Special meetings of the stockholders maybe called by the board of directors, the president, any vice president, or the secretary, and shall be called by the secretary upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting; provided that such holders prepay the costs to the corporation of preparing and mailing the notice of the meeting. The business transacted at any special meeting of stockholders shall be limited to the purposes stated in the notice.

		Section 4. Notice of Meeting. Not less than ten (10) days nor more than ninety (90) days before the date of every stockholders' meeting, the secretary shall give to each stockholder entitled to vote at such meeting and to each other stockholder entitled to notice of such meeting under applicable law, written or printed notice stating the time and place of the meeting, and in the case of a special meeting (or where required by applicable law) the purpose or purposes for which the meeting is called, either by mail, by presenting it to him personally or by leaving it at his residence or usual place of business. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the stockholder at his post office address as it appears on the records of the corporation, with postage thereon prepaid.

		 Section 5.  Quorum.  At any meeting of stockholders
the presence in person or by proxy of stockholders entitled to cast a majority of the votes there at shall constitute a quorum; but this section shall not affect any requirement under statute or under the charter for the vote necessary for the adoption of any measure. If at any meeting a quorum is not present or represented, the chairman of the meeting or the holders of a majority of the stock present or represented may adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum is present or represented. At such adjourned meeting at which a quorum is present or represented, any business may be transacted which might have been transacted at the meeting as originally called.

		Section 6. Stock Entitled to Vote. Each issued share of each class of stock shall be entitled to vote at any meeting of stockholders except shares owned, other than in a fiduciary capacity, by the corporation or by another corporation in which the corporation owns shares entitled to cast a majority off all the votes entitled to be cast by all shares outstanding and entitled to vote of such corporation.

		Section 7. Voting. Each outstanding share of each class of stock entitled to vote at a meeting of stockholders shall be entitled to one vote one each matter submitted to a vote. In all elections for directors every stockholder shall have the right to vote the shares of each class owned of record by him for as many persons as there are directors to be elected, but shall not be entitled to exercise any right of cumulative voting. A stock holder may vote the shares owned of record by him either in person or by proxy executed in writing by the stockholder or by his authorized attorney-in-fact. No proxy shall be valid after eleven (11) months from its date unless otherwise provided in the proxy. At all meetings of stockholders, unless the voting is conducted by inspectors, all questions relating to the qualification of voters, the validity of proxies and the acceptance or rejection of votes shall be decided by the chairman of the meeting. A majority of the votes cast at a meeting of stockholders, duly called and at which a quorum is present, shall be sufficient to take or authorize any action which may properly come before the meeting, unless a greater number is required by statute or by the charter.

		Section 8. Informal Action. Any action required or permitted to betaken at any meeting of stockholders may be taken without a meeting, if a consent in writing, setting forth such action, is signed by all the stockholders entitled to vote on the subject matter thereof and such consent is filed with the records of the corporation.

ARTICLE II

DIRECTORS

		Section 1. Number. The number of directors of the corporation shall be four (4). By vote of a majority of the entire board of directors, the number of directors fixed by the charter or by these bylaws may be increased or decreased from time to time to not more than fifteen nor less than three, but the tenure of office of a director shall not be affected by any decrease in the number of directors so made by the board.

		Section 2. Election and Qualification. Until the first annual meeting of stockholders and until successors are duly elected and qualify, the board of directors shall consist of the persons named as such in the charter. At the first annual meeting of stockholders, the stockholders shall elect directors to hold office until their successors are elected and qualify. A director need not be a stockholder of the corporation, but must be eligible to serve as a director of a registered investment company under the Investment Company Act of 1940.

		Section 3.  Vacancies.  Any vacancy on the board of
directors occurring between stockholders' meetings called for the purpose of electing directors maybe filled, if immediately after filling any such vacancy at least two-thirds of the directors then holding office shall have been elected to such office at an annual or special meeting of stockholders, in the following manner: (i) for a vacancy occurring other than by reason of an increase in directors, by a majority of the remaining members of the board, although such majority is less than a quorum; and
(ii) for a vacancy occurring by reason of an increase in the number of directors, by action of a majority of the entire board. A director elected by the board to fill a vacancy shall be elected to hold office until the next annual meeting of stockholders or until his successor is elected and qualifies. If by reason of the death, disqualification or bona fide resignation of any director or directors, more than sixty percent (60%) of the members of the board of directors are interested persons of the corporation, as defined in the Investment Company Act of 1940, such vacancy shall be filled within thirty(30) days if it may be filled by the board, or within sixty (60) days if a vote of stockholders is required to fill such vacancy; provided that such vacancy maybe filled within such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, upon its own motion or by order upon application. In the event that at any time less than a majority of the directors were elected by the stockholders, the board or proper officer shall forthwith cause to be held as promptly as possible, and in any event within sixty (60) days, a meeting of the stockholders for the purpose of electing directors to fill any existing vacancies in the board, unless the Securities and Exchange Commission shall by order extend such period.

		Section 4. Powers. The business and affairs of the corporation shall be managed under the direction of the board of directors, which may exercise all of the powers of the corporation, except such as are by law or by the charter or by these bylaws conferred upon or reserved to the stockholders.

		Section 5.  Removal.

		(a) At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors.

		(b) Notwithstanding any other provisions of these bylaws, the secretary of the corporation shall promptly call a special meeting of stockholders for the purpose of voting upon the question of removal of any director upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting.

		(c) Whenever ten or more stockholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least one percent (1%) of the total outstanding shares, whichever is less, shall apply to the corporation's secretary in writing, stating that they wish to communicate with other stockholders with a view to obtaining signatures to a request for a meeting pursuant to subsection (b) above and accompanied by a form of communication and request which they wish to transmit, the secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all stockholders as recorded on the books of the corporation; or (2) inform such applicants as to the approximate number of stockholders of record and the approximate cost of mailing to them the proposed communication and form of request.

		(d) If the secretary elects to follow the course specified in clause(2) of subsection (c) above, the secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all stockholders of record at their addresses as recorded on the books, unless within five (5) business days after such tender the secretary shall mail to such applicants and file with the Securities and Exchange Commission, together with a copy of the material to be mailed, a written statement signed by at least a majority of the board of directors to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

		After opportunity for hearing upon the objections specified in the written statement so filed, the Securities and Exchange Commission may, and if demanded by the board of directors or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the Securities and Exchange Commission shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the Securities and Exchange Commission shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such

		Section 6. Place of Meetings. Meetings of the board of directors, regular or special, may be held at any place in or out of the State of Maryland as the board may from time to time determine or as may be specified in the notice of meeting.

		Section 7. First Meeting of Newly Elected Board. The first meeting of each newly elected board of directors shall be held without notice immediately after and at the same general place as the annual meeting of the stockholders, for the purpose of organizing the board, electing officers and transacting any other business that may properly come before the meeting.

		Section 8. Regular Meetings. Regular meetings of the board of directors may be held without notice at such time and place as shall from time to time be determined by the board.

		Section 9. Special Meetings. Special meetings of the board of directors may be called at any time either by the board, the president, a vice president or a majority of the directors in writing with
or without a meeting.   Notice of special meetings shall either be sent via
U.S. mail by the secretary to each director, at such director's business address, at least three (3) days before the meeting or shall be given personally or telegraphed or sent by facsimile to each director, at such director's business address, at least one(1) day before the meeting. Such notice shall set forth the time and place of such meeting but need not, unless otherwise required by law, state the purposes of the meeting.

		Section 10. Quorum and Vote Required for Action. At all meetings of the board of directors a majority of the entire board shall constitute a quorum for the transaction of business, and the action of a majority of the directors present at any meetings at which a quorum is present shall be the action of the board of directors unless the concurrence of a greater proportion is required for such action by statute, the articles of incorporation or these bylaws. If at any meeting a quorum is not present, a majority of the directors present may adjourn the meeting from time to time, without notice other than announcement at the meeting, until a quorum is present. Members of the board of directors or a committee of the board may participate in a meeting by means of a conference telephone or similar communications equipment if all persons participating in the meeting can hear each other at the same time; provided, however, that a director may not participate in a meeting by means of a conference telephone or similar communications equipment if the purpose of the meeting is to approve the corporation's investment advisory agreement and/or to approve the selection of the corporation's auditors, or if participation in such a manner would otherwise violate the Investment Company Act of 1940 or other applicable laws. Except as set forth in the preceding sentence, participation in a meeting by these means constitutes presence in person at the meeting.

		Section 11.  Executive and Other Committees.  The
board of directors may appoint from among its members an executive and other committees composed of two(2) or more directors. The board may delegate to such committees in the intervals between meetings of the board any of the powers of the board to manage the business and affairs of the corporation, except the power to: (i) declare dividends or distributions upon the stock of the corporation; (ii) issue stock of the corporation; (iii) recommend to the stockholders any action which requires stockholder approval; (iv) amend the bylaws; (v) approve any merger or share exchange which does not require stockholder approval;
or (vi) take any action required by the Investment Company Act of 1940 to be taken by the independent directors of the corporation or by the full board of directors.

		Section 12. Informal Action. Except as set forth in the following sentence, any action required or permitted to be taken at any meeting of the board of directors or of a committee of the board may be taken without a meeting, if a written consent to such action is -5-
       signed by all members of the board or the committee, as the case may be, and such written consent is filed with the minutes of proceedings of the board or committee. Notwithstanding the preceding sentence, no action may be taken by the board of directors pursuant to a written consent with respect to the approval of the corporation's investment advisory agreement, the approval of the selection of the corporation's auditors, or any action required by the Investment
Company Act of 1940 or other applicable law to be taken at a meeting of the board of directors to be held in person.

ARTICLE III

OFFICERS AND EMPLOYEES

		Section 1. Election and Qualification. At the first meeting of each newly elected board of directors there shall be elected a president, one or more vice presidents, a secretary and a treasurer. The board may also elect one or more assistant secretaries and assistant treasurers. No officer need be a director. Any two or more offices, except the offices of president and vice president, may be held by the same person but no officer shall execute, acknowledge or verify any instrument in more than one capacity, if such instrument is required by law, charter or these bylaws to be executed, acknowledged or verified by two or more officers. Each officer must be eligible to serve as an officer of a registered investment company under the Investment Company Act of 1940. Nothing herein shall preclude the employment of other employees or agents by the corporation from time to time without action by the board.

		Section 2. Term, Removal and Vacancies. The officers shall be elected to serve until the next first meeting of a newly elected board of directors and until their successors are elected and qualify. Any officer may be removed by the board, with or without cause, whenever in its judgment the best interests of the corporation will be served thereby, but such removal shall be without prejudice to the contractual rights, if any, of the person so removed. A vacancy in any office shall be filled by the board for the unexpired term.

		Section 3. Bonding. Each officer and employee of the corporation who singly or jointly with others has access to securities or funds of the corporation, either directly or through authority to draw upon such funds, or to direct generally the disposition of such securities shall be bonded against larceny and embezzlement by a reputable fidelity insurance company authorized to do business in Illinois and Wisconsin. Each such bond, which may be in the form of an individual bond, a schedule or blanket bond covering the corporation's officers and employees and the officers and employees of the investment adviser to the corporation and other corporations to which said investment adviser also acts as investment adviser, shall be in such form and for such amount (determined at least annually) as the board of directors shall determine in compliance with the requirements of Section 17(g) of the Investment Company Act of 1940, as amended from time to time, and the rules, regulations or orders of the Securities and Exchange
Commission thereunder.

		Section 4. President. The president shall be the principal executive officer of the corporation. He shall preside at all meetings of the stockholders and directors, have general and active management of the business of the corporation, see that all orders and resolutions of the board of directors are carried into effect, and execute in the name of the corporation all authorized instruments of the corporation, except where the signing shall be expressly delegated by the board to some other officer or agent of the corporation.

		Section 5. Vice Presidents. The vice president, or if there be more than one, the vice presidents in the order determined by the board of directors, shall, in the absence or disability of the president, perform the duties and exercise the powers of the president, and shall have such other duties and powers as the board may from time to time prescribe or the president delegate.

		Section 6. Secretary and Assistant Secretaries. The secretary shall give notice of, attend and record the minutes of meetings of stockholders and directors, keep the corporate seal and, when authorized by the board, affix the same to any instrument requiring it, attesting to the same by his signature, and shall have such further duties and powers as are incident to his office or as the board may from time to time prescribe. The assistant secretary, if any, or, if there be more than one, the assistant secretaries in the order determined by the board, shall in the absence or disability of the secretary, perform the duties and exercise the powers of the secretary, and shall have such other duties and powers as the board may from time to time prescribe or the secretary delegate.

		Section 7. Treasurer and Assistant Treasurers. The treasurer shall be the principal financial and accounting officer of the corporation. He shall be responsible for the custody and supervision of the corporation's books of account and subsidiary accounting records, and shall have such further duties and powers as are incident to his office or as the board of directors may from time to time prescribe. The assistant treasurer, if any, or, if there be more than one, the assistant treasurers in the order determined by the board, shall in the absence or disability of the treasurer, perform all duties and exercise the powers of the treasurer, and shall have such other duties and powers as the board may from time to time prescribe or the treasurer delegate.

ARTICLE IV

RESTRICTIONS ON COMPENSATION
TRANSACTIONS AND INVESTMENTS

		Section 1.  Salary and Expenses.  Directors and
executive officers as such shall not receive any salary for their services or reimbursement for expenses from the corporation; provided that the corporation may pay fees in such amounts and at such times as the board of directors shall determine to directors who are not interested persons of any investment adviser of, or principal underwriter for, if any, the corporation for attendance at meetings of the board of directors. Clerical employees shall receive compensation for their services from the corporation in such amounts as are determined by the board of directors.

		Section 2. Compensation and Profit from Purchase and Sales. No affiliated person of the corporation, as defined in the Investment Company Act of 1940, or affiliated person of such person, shall, except as permitted by Section 17(e) of the Act, or the rules, regulations or orders of the Securities and Exchange Commission thereunder, (i) acting as agent, accept from any source any compensation for the purchase or sale of any property or securities to or for the corporation or any controlled company of the corporation, as defined in such Act, or (ii) acting as a broker, in connection with the sale of securities to or by the corporation or any controlled company of the corporation, receive from any source a commission, fee or other remuneration for effecting such transaction. The investment adviser to the corporation shall not profit directly or indirectly from sales of securities to or from the corporation.

		Section 3. Transactions with Affiliated Person. No affiliated person of the corporation, as defined in the Investment
Company Act of 1940, or affiliated person of such person shall knowingly (i) sell any security or other property to the corporation or to any company controlled by the corporation, as defined in the Act, except shares of stock of the corporation or securities of which such person is the issuer and which are part of a general offering to the holders of a class of its securities, (ii) purchase from the corporation or any such controlled company any security or property except shares of stock of the corporation or securities of which such person is the issuer, (iii) borrow money or other property from the corporation or any such controlled company, or (iv)acting as a principal effect any transaction in which the corporation or controlled company is a joint or joint and several participant with such person; provided, however, that this section shall not apply to any transaction permitted by Sections 17(a), (b), (c),
(d) or 21(b) of the Investment Company Act of 1940 or the rules, regulations or orders of the Securities and Exchange Commission thereunder, and shall not prohibit the joint participation by the corporation and an affiliate in a fidelity bond arrangement.

		Section 4. Investment Adviser. The corporation shall employ only one investment adviser, the employment of which shall be pursuant to a written agreement in accordance with Section 15 of the Investment Company Act of 1940, as amended from time to time.

ARTICLE V

STOCK CERTIFICATES AND TRANSFER BOOKS

		Section 1.  Certificates.  Each holder of shares of any
class of stock of the corporation shall be entitled to a certificate or certificates, in such form as the board of directors shall from time to time approve, representing and certifying the number of shares of such class of stock owned by him in the corporation.  Each certificate shall be signed, manually or by facsimile signature, by the president or a vice president, countersigned, manually or by facsimile signature, by the secretary, an assistant secretary, the treasurer or an assistant treasurer
and sealed with the corporate seal or facsimile thereof.   In case any
officer who has signed any certificate, or whose facsimile signature appears thereon, ceases to be an officer of the corporation before the certificate is issued, the certificate may nevertheless be issued with the same effect as if the officer had not ceased to be such officer as of the date of its issue. Each certificate shall contain on its face or back a full statement or summary of the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms of each class of stock of the corporation or shall state that the corporation will furnish such information to the stockholder on request and without charge. Any certificate representing stock which is restricted or limited as to transferability also shall have a full statement of such restriction or limitation plainly stated thereon or shall state that the corporation will furnish such information to the stockholder on request and without charge.

		Section 2.  Lost Certificates.  The board of directors
may direct a new certificate or certificates to be issued in place of any certificate or certificates theretofore issued by the corporation alleged to have been lost, stolen, destroyed or mutilated (or may delegate such authority to one or more officers of the corporation) upon the making of an affidavit of that fact by the person claiming the certificate to be lost,
stolen, destroyed or mutilated.   The board or such officer may, in its or
his discretion, require the owner of such certificate or his legal representative to give bond with sufficient surety to the corporation to indemnify it against any loss or claim which may arise or expense which may be incurred by reason of the issuance of a new certificate.

		Section 3.   Stock Ledger.   The corporation shall
maintain at its office in Chicago, Illinois, or at the office of its principal transfer agent, if any, an original or duplicate stock ledger containing the names and addresses of all stockholders and the number of shares of each class of stock held by each stockholder.

		Section 4.   Registered Stockholders.   The corporation
shall be entitled to recognize the exclusive right of a person registered on its books as such, as the owner of shares for all purposes, and shall not be bound to recognize any equitable or other claim to or interest in such shares on the part of any other person, whether or not it shall have express or other notice thereof, except as other provided by the laws of Maryland.

		Section 5.   Transfer Agent and Registrar.   The
corporation may maintain one or more transfer offices or agencies, each in charge of a transfer agent designated by the board of directors, where the shares of each class of stock of the corporation shall be transferable. The corporation may also maintain one or more registry offices, each in charge of a registrar designated by the board, where the shares of such classes of stock shall be registered.

		Section 6.   Transfers of Stock.   Upon surrender to the
corporation or a transfer agent of a certificate for shares of any class duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, it shall be the duty of the corporation to issue a new certificate to the person entitled thereto, cancel the old certificate and record the transaction upon its books.

		Section 7.   Fixing of Record Dates and Closing of
Transfer Books.   The board of directors may fix, in advance, a date as
the record date for the purpose of determining stockholders entitled to notice of, or to vote at, any meeting of stockholders, or stockholders entitled to receive payment of any dividend or the allotment of any rights, or in order to make a determination of stockholders for any other
proper purpose.   Such date, in any case, shall be not more than ninety
(90) days, and in case of a meeting of stockholders not less than ten (10) days, prior to the date on which the particular action requiring such
determination of stockholders is to be taken.   In lieu of fixing a record
date, the board may provide that the stock transfer books shall be closed
for a stated period but not to exceed, in any case, twenty (20) days.   If
the stock transfer books are closed or a record date is fixed for the purpose of determining stockholders entitled to vote at a meeting of stockholders, such books shall be closed for at least ten (10) days immediately preceding such action.

ARTICLE VI

ACCOUNTS, REPORTS, CUSTODIAN AND INVESTMENT
ADVISER

		Section 1.   Inspection of Books.   The board of directors
shall determine from time to time whether, and, if allowed, when and under what conditions and regulations the accounts and books of the corporation (except such as may by statute be specifically open to inspection) or any of them, shall be open to the inspection of the stockholders, and the stockholders' rights in this respect are and shall be limited accordingly.

		Section 2.   Reliance on Records.   Each director and
officer shall, in the performance of his duties, be fully protected in relying in good faith on the books of account or reports made to the corporation by any of its officials or by an independent public accountant.

		Section 3.   Preparation and Maintenance of Accounts,
Records and Statements.   The president, a vice president or the treasurer
shall prepare or cause to be prepared annually, a full and correct statement of the affairs of the corporation, including a balance sheet or statement of financial condition and a financial statement of operations for the preceding fiscal year, which shall be submitted at the annual meeting of the stockholders and filed within twenty (20) days thereafter
at the principal office of the corporation in the State of Illinois.   If the
corporation is not required to hold an annual meeting of stockholders, the statement of affairs shall be placed on file at the corporation's principal office within one hundred twenty (120) days after the end of
the fiscal year.   The proper officers of the corporation shall also
prepare, maintain and preserve or cause to be prepared, maintained and preserved the accounts, books and other documents required by Section
2-111 of the Maryland General Corporation Law and Section 31 of the Investment Company Act of 1940 and shall prepare and file or cause to be prepared and filed the reports required by Section 30 of such Act.
No financial statement shall be filed with the Securities and Exchange Commission unless the officers or employees who prepared or participated in the preparation of such financial statement have been specifically designated for such purpose by the board of directors.

		Section 4.   Auditors.   No independent public
accountant shall be retained or employed by the corporation to examine, certify or report on its financial statements for any fiscal year unless such selection: (i) shall have been approved by a majority of the entire board of directors within thirty (30) days before or after the beginning of such fiscal year or before the annual ratification by the stockholders; (ii) shall have been ratified by the stockholders, provided that any vacancy occurring between such annual ratification due to the death or resignation of such accountant may be filled by the board of directors;
and (iii) shall otherwise meet the requirements of Section 32 of the Investment Company Act of 1940.

		Section 5. Custodianship. All securities owned by the corporation and all cash, including, without limiting the generality of the foregoing, the proceeds from sales of securities owned by the corporation and from the issuance of shares of the capital stock of the corporation, payments of principal upon securities owned by the corporation, and distributions in respect of securities owned by the corporation which at the time of payment are represented by the distributing corporation to be capital distributions, shall be held by a custodian or custodians which shall be a bank, as that term is defined in the Investment Company Act of 1940, having capital, surplus and undivided profits aggregating not less than $2,000,000. The terms of custody of such securities and cash shall include provisions to the effect that the custodian shall deliver securities owned by the corporation only
(a) upon sales of such securities for the account of the corporation and receipt by the custodian of payment therefor,(b) when such securities are called, redeemed or retired or otherwise become payable, (c) for examination by any broker selling any such securities in accordance with "street delivery" custom, (d) in exchange for or upon conversion into other securities alone or other securities and cash whether pursuant to any plan of merger, consolidation, reorganization, recapitalization or readjustment, or otherwise, (e) upon conversion of such securities pursuant to their terms into other securities, (f) upon exercise of subscription, purchase or other similar rights represented by such securities, (g) for the purpose of exchanging interim receipts or temporary securities for definitive securities, (h) for the purpose of redeeming in kind shares of the capital stock of the corporation, or (i) for other proper corporate purposes. Such terms of custody shall also include provisions to the effect that the custodian shall hold the securities and funds of the corporation in a separate account or accounts and shall have sole power to release and deliver any such securities and draw upon any such account, any of the securities or funds of the corporation only on receipt by such custodian of written instruction from one or more persons authorized by the board of directors to give such instructions on behalf of the corporation, and that the custodian shall deliver cash of the corporation required by this Section 5 to be deposited with the custodian only upon the purchase of securities for the portfolio of the corporation and the delivery of such securities to the custodian, for the purchase or redemption of shares of the capital stock of the corporation, for the payment of interest, dividends, taxes, management or supervisory fees or operating expenses, for payments in connection with the conversion, exchange or surrender of securities owned by the corporation, or for other proper corporate purposes. Upon the resignation or inability to serve of any such custodian the corporation shall (a) use its best efforts to obtain a successor custodian, (b) require the cash and securities of the corporation held by the custodian to be delivered directly to the successor custodian, and (c) in the event that no successor custodian can be found, submit to the stockholders of the corporation, before permitting delivery of such cash and securities to anyone other than a successor custodian, the question whether the corporation shall be dissolved or shall function without a custodian; provided, however, that nothing herein contained shall prevent the termination of any agreement between the corporation and any such custodian by the affirmative vote of the holders of a majority of all the shares of the capital stock of the corporation at the time outstanding and entitled to vote. Upon its resignation or inability to serve, the custodian may deliver any assets of the corporation held by it to a qualified bank or trust company selected by it, such assets to be held subject to the terms of custody which governed such retiring custodian, pending action by the corporation as set forth in this Section 5.

		Section 6. Termination of Custodian Agreement. Any employment agreement with a custodian shall be terminable on not more than sixty (60) days' notice in writing by the board of directors or the custodian and upon any such termination the custodian shall turn over only to the succeeding custodian designated by the board of directors all funds, securities and property and documents of the corporation in its possession.

		Section 7.  Checks and Requisitions.  Except as
otherwise authorized by the board of directors, all checks and drafts for the payment of money shall be signed in the name of the corporation by a custodian, and all requisitions or orders for the payment of money by a custodian or for the issue of checks and drafts therefore, all promissory notes, all assignments of stock or securities standing in the name of the corporation, and all requisitions or orders for the assignment of stock or securities standing in the name of a custodian or its nominee, or for the execution of powers to transfer the same, shall be signed in the name of the corporation by not less than two persons (who shall be among those persons, not in excess of five, designated for this purpose by the board of directors) at least one of which shall be an officer. Promissory notes, checks or drafts payable to the corporation may be endorsed only to the order of a custodian or its nominee by the treasurer or president or by such other person or persons as shall be thereto authorized by the board of directors.

		Section 8.  Investment Advisory Contract.  Any
investment advisory contract in effect after the first annual meeting of stockholders of the corporation, to which the corporation is or shall become a party, whereby, subject to the control of the board of directors of the corporation, the investment portfolio with respect to any class of Common Stock of the corporation shall be managed or supervised by the other party to such contract, shall be effective and binding only upon the affirmative vote of a majority of the outstanding voting securities of such class of Common Stock of the corporation (as defined in the Investment Company Act of 1940), and the investment advisory contract currently in effect with respect to any class of Common Stock shall be submitted to the holders of shares of such class of Common Stock for ratification by the affirmative vote of such majority. Any investment advisory contract to which the corporation shall be a party whereby, subject to the control of the board of directors of the corporation, the investment portfolio with respect to any class of Common Stock of the corporation shall be managed or supervised by the other party to such contract, shall provide, among other things, that such contract cannot be assigned.
Such investment advisory contract shall prohibit the other party thereto from making short sales of shares of capital stock of the corporation; and such investment advisory contract shall prohibit such other party from purchasing shares otherwise than for investment, and shall require such other party to advise the corporation of any sales of shares of the capital stock of the corporation made by such person or organization less than two months after the date of any purchase by him or it of shares of the capital stock of the corporation. Unless any such contract shall expressly otherwise provide, any provisions therein for the termination thereof by action of the board of directors of the corporation shall be construed to require that such termination can be accomplished only upon the vote of a majority of the entire board.

ARTICLE VII

GENERAL PROVISIONS

		Section 1. Offices. The registered office of the corporation in the State of Maryland shall be in the City of Baltimore. The corporation shall also have an office in Chicago, Illinois. The corporation may also have offices at such other places within and without the State of Maryland as the board of directors may from time to time determine. Except as otherwise required by statute, the books and records of the corporation may be kept outside the State of Maryland.

		Section 2. Seal. The corporate seal shall have inscribed thereon the name of the corporation, and the words "Corporate Seal" and "Maryland". The seal may be used by causing it or a facsimile thereof to be impressed, affixed, reproduced or otherwise.

		Section 3.  Fiscal Year.  The fiscal year of the
corporation shall be fixed by the board of directors.

		Section 4. Notice of Waiver of Notice. Whenever any notice of the time, place or purpose of any meeting of stockholders or directors is required to be given under the statute, the charter or these bylaws, a waiver thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, either before or after the holding thereof, or actual attendance at the meeting of stockholders in person or by proxy or at the meeting of directors in person, shall be deemed equivalent to the giving of such notice to such person. No notice need be given to any person with whom communication is made unlawful by any law of the United States or any rule, regulation, proclamation or executive order issued by any such law.

		Section 5. Voting of Stock. Unless otherwise ordered by the board of directors, the president shall have full power and authority, in the name and on behalf of the corporation, (i) to attend, act and vote at any meeting of stockholders of any company in which the corporation may own shares of stock of record, beneficially (as the proxy or attorney-in-fact of the record holder) or of record and beneficially, and (ii) to give voting directions to the record stockholder of any such stock beneficially owned. At any such meeting, he shall possess and may exercise any and all rights and powers incident to the ownership of such shares which, as the holder or beneficial owner and proxy of the holder thereof, the corporation might possess and exercise if personally present, and may delegate such power and authority to any officer, agent or employee of the corporation.

		Section 6.  Dividends.  Dividends upon any class of
stock of the corporation, subject to the provisions of the charter, if any, may be declared by the board of directors in -13- any lawful manner. The source of each dividend payment shall be disclosed to the stockholders receiving such dividend, to the extent required by the laws of the State of Maryland and by Section 19 of the Investment Company
Act of 1940 and the rules and regulations of the Securities and Exchange Commission thereunder.

		Section 7.  Indemnification.  The corporation shall
indemnify directors, officers, employees and agents of the corporation against judgments, fines, settlements and expenses to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. The corporation shall advance the expenses of its directors, officers, employees and agents who are parties to any Proceeding to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. For purposes of this paragraph, "Proceeding" means any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative. This Section 7 of Article VII constitutes vested rights in favor of all directors, officers, employees and agents of the corporation. Neither the amendment nor repeal of this Article, nor the adoption or amendment of any other provision of the Bylaws or charter of the corporation inconsistent with this Article, shall apply to or affect in any respect the applicability of this Article with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption. For purposes of this Section 7, the term "director" and "officer" have the same meaning ascribed to such terms in Section 2-418 of the Maryland General Corporation Law.

		Section 8.  Amendments.

		(a) These bylaws may be altered, amended or repealed and new bylaws may be adopted by the stockholders by affirmative vote of not less than a majority of the shares of all classes of stock present or represented at any annual or special meeting of the stockholders at which a quorum is in attendance.

		(b) These bylaws may also be altered, amended or repealed and new bylaws may be adopted by the Board of Directors by affirmative vote of a majority of the number of directors present at any meeting at which a quorum is in attendance; but no bylaw adopted by the stockholders shall be amended or repealed by the Board of Directors if the bylaws so adopted so provides.

		(c) Any action taken or authorized by the stockholders or by the Board of Directors, which would be inconsistent with the bylaws then in effect but is taken or authorized by affirmative vote of not less than the number of shares or the number of directors required to amend the bylaws so that the bylaws would be consistent with such action, shall be given the same effect as though the bylaws had been temporarily amended or suspended so far, but only so far, as was necessary to permit the specific action so taken or authorized.

		Section 9. Reports to Stockholders. The books of account of the corporation shall be examined by an independent firm of public accountants at the close of each annual fiscal period of the corporation and at such other times, if any, as may be directed by the - 14- Board of Directors of the corporation. A report to the stockholders based upon each such examination shall be mailed to each stockholder of the corporation of record on such date with respect to each report as may be determined by the Board of Directors at his address as the same appears on the books of the corporation. Each such report shall include the financial information required to be transmitted to stockholders by rules or regulations of the Securities and Exchange Commission under the Investment Company Act of 1940 and shall be in such form as the Board of Directors shall determine pursuant to rules and regulations of the Securities and Exchange Commission.

		Section 10.  Information to Accompany Dividends.  At
the time of the payment by the corporation of any dividend to the holders of any class of stock of the corporation, each stockholder to whom such dividend is paid shall be notified of the account or accounts from which it is paid and the amount thereof paid from each such account.

ARTICLE VIII

SALES, REDEMPTION AND
NET ASSET VALUE OF SHARES

		Section 1. Sales of Shares. Shares of any class of Common Stock of the corporation shall be sold by it for the net asset value per share of such class of Common Stock outstanding at the time as of which the computation of said net asset value shall be made as hereinafter provided in these bylaws.

		Section 2.  Periodic Investment and Dividend
Reinvestment Plans. The corporation acting by and through the Board of Directors shall have the right to adopt and to offer to the holders of each class of stock and to the public a periodic investment plan and an automatic reinvestment of dividend plan subject to the limitations and restrictions imposed thereon and as set forth in the Investment Company Act of 1940 and any rule or regulation adopted or issued thereunder.

		Section 3. Shares Issued for Securities. In the case of shares of any class of stock of the corporation issued in whole or in part in exchange for securities, there may, at the discretion of the board of directors of the corporation, be included in the value of said securities, for the purpose of determining the number of shares of such class stock of the corporation issuable in exchange therefor, the amount, if any, of brokerage commissions (not exceeding an amount equal to the rates payable in connection with the purchase of comparable securities on the New York Stock Exchange) or other similar costs of acquisition of such securities paid by the holder of said securities in acquiring the same.

		Section 4. Redemption of Shares. Each share of each class of Common Stock of the corporation now or hereafter issued shall be subject to redemption, as provided in the Articles of Incorporation of the corporation.

		Section 5. Suspension of Right of Redemption. The Board of Directors of the corporation may suspend the right of the holders of any class of Common Stock of the corporation to require the corporation to redeem shares of such class:

		(a) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or

		(b) during which trading on the New York Stock
Exchange is restricted; (b) for any period during which an emergency, as defined by rules of the Securities and Exchange Commission or any successor thereto, exists as a result of which (a) disposal by the corporation of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the corporation fairly to determine the value of its net assets; or

		(c) for such other periods as the Securities and Exchange Commission or any successor thereto may by order permit for the protection of securityholders of the corporation.

		Section 6.  Computation of Net Asset Value.  For
purposes of these bylaws, the following rules shall apply:

		(a) The net asset value of each share of each class of Common Stock of the corporation shall be determined at such time or times as may be disclosed in the then currently effective Prospectus relating to such class of Common Stock of this corporation. The Board of Directors may also, from time to time by resolution, designate a time or times intermediate of the opening and closing of trading on the New York Stock Exchange on each day that said Exchange is open for trading as of which the net asset value of each share of each class of Common Stock of the corporation shall be determined or estimated.

		Any determination or estimation of net asset value as provided in this subparagraph A shall be effective at the time as of which such determination or estimation is made.

		The net asset value of each share of each class of Common Stock of the corporation for purposes of the issue of such class of Common Stock shall be the net asset value which becomes effective as provided in this Subparagraph A, next succeeding receipt of the
subscription to such share of such class Common Stock.   The net asset
value of each share of each class of Common Stock of the corporation tendered for redemption shall be the net asset value which becomes effective as provided in this Subparagraph A, next succeeding the tender of such share of such class of Common Stock for redemption.

		(b) The net asset value of each share of each class of Common Stock of the corporation, as of the close of business on any day, shall be the quotient obtained by dividing the value at such close of the net assets belonging to such class (meaning the assets belonging to such class and any other assets allocated to such class less the liabilities belonging to such class and any other liabilities allocated to such class excluding capital and surplus) of the corporation by the total number of shares of such class outstanding at such close.

		(i) The assets belonging to any class of Common Stock shall be that portion of the total assets of the corporation as determined in accordance with the provisions of Article IV of the Articles of Incorporation of the corporation. The assets of the corporation shall be deemed to include (a) all cash on hand, on deposit, or on call, (b) all bills and notes and accounts receivable, (c) all shares of stock and subscription rights and other securities owned or contracted for by the corporation, other than its own common stock, (d)all stock and cash dividends and cash distributions, to be received by the corporation, and not yet received by it but declared to stockholders of record on a date on or before the date as of which the net asset value is being determined, (e) all interest accrued on any interest-bearing securities owned by the corporation, and (f) all other property of every kind and nature including prepaid expenses; the value of such assets to be determined as follows:
In determining the value of any assets of the corporation for the purpose of obtaining the net asset value of each share of a particular class of Common Stock, securities traded over the counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. If there is no such sale price reported for the valuation date, then such securities are valued at the latest reported bid price on such exchange. Securities, other than debt securities, where the over-the-counter market is the principal and most representative market are valued at the mean between the latest bid and asked price quotations. Debt securities (other than short-term instruments) are valued at prices furnished by a national brokerage firm's pricing service, subject to review by the corporation's investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. When market quotations are not readily available, or when restricted securities are being valued, such securities are valued at fair value as determined in good faith by the Board of Directors. All other assets of the corporation shall be valued at fair value as determined in good faith by the Board of Directors, except that debt securities having maturities of less than 60 days may be valued by the amortized cost method.

		(ii) The liabilities belonging to any class of Common
Stock shall be that portion of the total liabilities of the corporation as determined in accordance with the provisions of Article IV of the Articles of Incorporation of the corporation. The liabilities of the corporation shall be deemed to include(a) all bills and notes and accounts payable, (b) all administration expenses payable and/or accrued (including investment advisory fees), (c) all contractual obligations for the payment of money or property including the amount of any unpaid dividend declared upon the corporation's stock and payable to stockholders of record on or before the day as of which the value of the corporation's stock is being determined, (d) all reserves, if any, authorized or approved by the Board of Directors for taxes, including reserves for taxes at current rates based on any unrealized appreciation in the value of the assets of the corporation, and (e) all other liabilities of the corporation of whatever kind and nature except liabilities represented by outstanding capital stock and surplus of the corporation.

		(iii) For the purposes hereof: (a) shares of each class of Common Stock subscribed for shall be deemed to be outstanding as of the time of acceptance of any subscription and the entry thereof on the books of the corporation and the net price thereof shall be deemed to be an asset belonging to such class; and (b) shares of each class of Common Stock surrendered for redemption by the corporation shall be deemed to be outstanding until the time as of which the net asset value for purposes of such redemption is determined or estimated.

		(c) The net asset value of each share of each class of Common Stock of the corporation, as of any time other than the close of business on any day, maybe determined by applying to the net asset value as of the close of business on the preceding business day, computed as provided in Paragraph C of this Section of these bylaws, such adjustments as are authorized by or pursuant to the direction of the Board of Directors and designed reasonably to reflect any material changes in the market value of securities and other assets held and any other material changes in the assets or liabilities of the corporation and in the number of its outstanding shares which shall have taken place since the close of business on such preceding business day.

		(d) In addition to the foregoing, the Board of Directors is empowered, in its absolute discretion, to establish other bases or times, or both, for determining the net asset value of each share of each class of the Common Stock of the corporation.



INVESTMENT ADVISORY AGREEMENT

		Agreement made this 7th day of May, 1999 between The Forester Funds, Inc., a Maryland corporation The Forester Small Cap Value Fund (the "Fund"), and Forester Capital Management, Ltd., an Illinois corporation (the "Adviser").

W I T N E S S E T H:

		WHEREAS, the Fund is in the process of registering with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940 (the "Act"); and

		WHEREAS, the Fund desires to retain the Adviser, which is an investment adviser registered under the Investment Advisers Act of 1940, as its investment adviser.

		NOW, THEREFORE, the Fund and the Adviser do mutually promise and agree as follows:

		1.  	Employment.  	The Fund hereby employs the
Adviser to manage the investment and reinvestment of the assets of the
Fund for the period and on the terms set forth in this Agreement.   The
Adviser hereby accepts such employment for the compensation herein provided and agrees during such period to render the services and to assume the obligations herein set forth.

		2.  	Authority of the Adviser.  	The Adviser
shall supervise and manage the investment portfolio of the Fund, and, subject to such policies as the board of directors of the Fund may determine, direct the purchase and sale of investment securities in the
day to day management of the Fund.   The Adviser shall for all purposes
herein be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the
Fund.   However, one or more shareholders, officers, directors or
employees of the Adviser may serve as directors and/or officers of the Fund, but without compensation or reimbursement of expenses for such
services from the Fund.   Nothing herein contained shall be deemed to
require the Fund to take any action contrary to its Articles of Incorporation, as amended or supplemented, or any applicable statute or regulation, or to relieve or deprive the board of directors of the Fund of its responsibility for and control of the affairs of the Fund.

		3.   	Expenses.   	The Adviser, at its own expense
and without reimbursement from the Fund, shall furnish office space, and all necessary office facilities, equipment and executive personnel for
managing the investments of the Fund.   The Adviser shall not be
required to pay any expenses of the Fund except as provided herein if the total expenses borne by the Fund, including the Adviser's fee and the fees paid to the Fund's Administrator but excluding all federal, state and local taxes, interest, brokerage commissions and extraordinary items, in any year exceed that percentage of the average net assets of the Fund for such year, as determined by valuations made as of the close of each business day, which is the most restrictive percentage provided by the state laws of the various states in which the Fund's shares are qualified for sale or, if the states in which the Fund's shares are qualified for sale
impose no such restrictions, 2%.   The expenses of the Fund's operations
borne by the Fund include by way of illustration and not limitation, directors fees paid to those directors who are not officers of the Fund, the costs of preparing and printing registration statements required under the Securities Act of 1933 and the Act (and amendments thereto), the expense of registering its shares with the Securities and Exchange Commission and in the various states, the printing and distribution cost of prospectuses mailed to existing shareholders, the cost of stock certificates (if any), director and officer liability insurance, reports to shareholders, reports to government authorities and proxy statements, interest charges, taxes, legal expenses, salaries of administrative and clerical personnel, association membership dues, auditing and accounting services, insurance premiums, brokerage and other expenses connected with the execution of portfolio securities transactions, fees and expenses of the custodian of the Fund's assets, expenses of calculating the net asset value and repurchasing and redeeming shares, printing and mailing expenses, charges and expenses of dividend disbursing agents, registrars and stock transfer agents and the cost of keeping all necessary shareholder records and accounts.

		The Fund shall monitor its expense ratio on a monthly
basis.   If the accrued amount of the expenses of the Fund exceeds the expense limitation established herein, the Fund shall create an account
receivable from the Adviser in the amount of such excess.   In such a
situation the monthly payment of the Adviser's fee will be reduced by the amount of such excess, subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below the expense limitation.

		4.   	Compensation of the Adviser.   	For the services
to be rendered by the Adviser hereunder, the Fund shall pay to the Adviser an advisory fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each
business day of the month.   The advisory fee shall be 1/12 of 1.00%
(1.% per annum).   For any month in which this Agreement is not in
effect for the entire month, such fee shall be reduced proportionately on the basis of the number of calendar days during which it is in effect and the fee computed upon the average net asset value of the business days during which it is so in effect.

		5.   	Ownership of Shares of the Fund.   	The
Adviser shall not take an ownership position in the Fund, and shall not permit any of its shareholders, officers, directors or employees to take a long or short position in the shares of the Fund, except for the purchase of shares of the Fund for investment purposes at the same price as that available to the public at the time of purchase or in connection with the initial capitalization of the Fund.

		6.   	Exclusivity.  	The services of the Adviser to
the Fund hereunder are not to be deemed exclusive and the Adviser shall be free to furnish similar services to others as long as the services hereunder are not impaired thereby. Although the Adviser has agreed to permit the Fund to use the name "Forester", if it so desires, it is understood and agreed that the Adviser reserves the right to use and to permit other persons, firms or corporations, including investment companies, to use such name, and that the Fund will not use such name if the Adviser ceases to be the Fund's sole investment adviser. During the period that this Agreement is in effect, the Adviser shall be the Fund's sole investment adviser.

		7.  	Liability.  	In the absence of willful
misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services hereunder, or for any losses that may be sustained in the purchase, holding or sale of any security.

		8.  	Brokerage Commissions.  	The Adviser
may cause the Fund to pay a broker-dealer which provides brokerage and research services, as such services are defined in Section 28(e) of the Securities Exchange Act of 1934 (the "Exchange Act"), to the Adviser a commission for effecting a securities transaction in excess of the amount another broker-dealer would have charged for effecting such transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of brokerage and research services provided by the executing broker-dealer viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion (as defined in Section 3(a)(35) of the Exchange Act).

		9.  	Amendments.  	This Agreement may be
amended by the mutual consent of the parties; provided, however, that in no event may it be amended without the approval of the board of directors of the Fund in the manner required by the Act, and by the vote of the majority of the outstanding voting securities of the Fund, as defined in the Act.

		10.  	Termination.  	This Agreement may be
terminated at any time, without the payment of any penalty, by the board of directors of the Fund or by a vote of the majority of the outstanding voting securities of the Fund, as defined in the Act, upon giving sixty
(60) days' written notice to the Adviser. This Agreement may be terminated by the Adviser at any time upon the giving of sixty (60) days' written notice to the Fund. This Agreement shall terminate automatically in the event of its assignment (as defined in Section
2(a)(4) of the Act). Subject to prior termination as hereinbefore provided, this Agreement shall continue in effect for an initial period beginning as of the date hereof and ending April 30, 2001 and indefinitely thereafter, but only so long as the continuance after such initial period is specifically approved annually by (i) the board of directors of the Fund or by the vote of the majority of the outstanding voting securities of the Fund, as defined in the Act, and (ii) the board of directors of the Fund in the manner required by the Act, provided that any such approval may be made effective not more than sixty (60) days thereafter.

		IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed on the day first above written.

                                      FORESTER CAPITAL MANAGEMENT, LTD
                                      (the "Adviser")

        /s/ Thomas H. Forester        			/s/ Thomas H. Forester
Attest: ___________________ 	         By:__________________
         	Secretary                    				President


                                    		THE FORESTER FUNDS, INC.
                                    		THE FORESTER SMALL CAP VALUE FUND
                               							(the "Fund")

        /s/ Kaye E. Forester           			/s/ Thomas H. Forester
Attest: _________________	            By: ___________________
          	Secretary                    				President